                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 36                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 38                                                [X]

                        (Check appropriate box or boxes.)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  David C. Tucker, Esquire, 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on May 1, 2005, pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Equity Growth Fund

Income & Growth Fund

Small Company Fund

MAY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

SMALL  COMPANY  FUND IS  CLOSED  TO NEW  INVESTORS.  SHAREHOLDERS  WHO HAVE OPEN
ACCOUNTS MAY MAKE  ADDITIONAL  INVESTMENTS  AND REINVEST  DIVIDENDS  AND CAPITAL
GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN. THE ADVISOR MAY PERMIT
ADDITIONAL  INVESTMENTS ON A CASE-BY-CASE  BASIS AS IT DEEMS  APPROPRIATE IN ITS
SOLE DISCRETION, INCLUDING INVESTMENTS BY CERTAIN FUNDS OF FUNDS AND 529 COLLEGE
SAVINGS PLANS ADVISED BY AMERICAN CENTURY.

                                                             ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus  includes  information about Investor Class and  Institutional  Class shares.  Investor Class shares are available  directly from  American  Century and  Institutional  Class  shares are offered  primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS......................................................XX

FUND PERFORMANCE HISTORY......................................................XX

FEES AND EXPENSES.............................................................XX

OBJECTIVES, STRATEGIES AND RISKS..............................................XX

MANAGEMENT....................................................................XX

INVESTING WITH AMERICAN CENTURY...............................................XX

SHARE PRICE AND DISTRIBUTIONS.................................................XX

TAXES.........................................................................XX

MULTIPLE CLASS INFORMATION....................................................XX

FINANCIAL HIGHLIGHTS..........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for Equity  Growth and Income &  Growth,  the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies.
For Small  Company,  the portfolio  managers  select  primarily  from the equity
securities  of   smaller-capitalization   U.S.   companies.   The  managers  use
quantitative,  computer-driven  models to construct  the portfolio of stocks for each fund.  A more  detailed  description  of the funds'  investment  strategies begins on page XX.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EQUITY GROWTH FUND

INCOME & GROWTH FUND

SMALL COMPANY FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the charts, depending on the expenses of that class.

EQUITY GROWTH FUND - INVESTOR CLASS

2004               13.98%
2003               30.27%
2002              -20.32%
2001              -11.01%
2000              -10.95%
1999               18.47%
1998               25.45%
1997               36.06%
1996               27.34%
1995               34.56%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                          HIGHEST                         LOWEST

Equity Growth          23.10% (4Q 1998)             -16.80% (3Q 2002)
--------------------------------------------------------------------------------

INCOME & GROWTH FUND - INVESTOR CLASS

2004               12.98%
2003               29.62%
2002              -19.37%
2001               -8.37%
2000              -10.54%
1999               17.96%
1998               27.67%
1997               34.45%
1996               24.15%
1995               36.87%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                           HIGHEST                        LOWEST

Income & Growth        22.18% (4Q 1998)             -17.05% (3Q 2002)
--------------------------------------------------------------------------------

SMALL COMPANY FUND - INVESTOR CLASS

2004              28.28%
2003              53.57%
2002              -4.00%
2001               3.99%
2000               8.90%
1999               9.76%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                          HIGHEST                       LOWEST

Small Company          22.31% (2Q 2003)             -15.45% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the average  annual  total  returns for the funds'  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional  Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
  DECEMBER 31, 2004                      1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS(1)
----------------------------------------------------------------------------------------
EQUITY GROWTH

Return Before Taxes                      13.98%     -1.28%    12.50%     N/A

Return After Taxes on Distributions      13.78%     -1.77%    10.70%     N/A

Return After Taxes on Distributions
   and Sale of Fund Shares                9.33%     -1.28%    10.05%     N/A

S&P 500 Index                            10.88%     -2.30%    12.07%     N/A
   (reflects no deduction for fees,
   expenses or taxes)

----------------------------------------------------------------------------------------
INCOME & GROWTH

Return Before Taxes                      12.98%     -0.65%    12.78%     N/A

Return After Taxes on Distributions      12.64%     -1.03%    11.32%     N/A

Return After Taxes on Distributions
   and Sale of Fund Shares                8.85%     -0.74%    10.50%     N/A

S&P 500 Index                            10.88%     -2.30%    12.07%     N/A
   (reflects no deduction for fees,
   expenses or taxes)

------------------------------------------------------------------------------------------------------
SMALL COMPANY

Return Before Taxes                      28.28%     16.45%    N/A        14.31%

Return After Taxes on Distributions      26.67%     15.63%    N/A        13.66%

Return After Taxes on Distributions
   and Sale of Fund Shares               18.88%     14.04%    N/A        12.31%

S&P SmallCap 600 Index                   22.65%     11.60%    N/A        11.05%
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE  INCEPTION  DATE FOR THE  INVESTOR  CLASS OF SMALL  COMPANY IS JULY 31,
     1998.  ONLY  CLASSES WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW
     RETURNS FOR LIFE OF CLASS.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                       1 YEAR      5 YEARS     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY GROWTH

Return Before Taxes                      14.20%      -1.08%        5.06%

S&P 500 Index                            10.88%      -2.30%        4.77%(2)
   (reflects no deduction for fees,
    expenses or taxes)

--------------------------------------------------------------------------------
INCOME & GROWTH

Return Before Taxes                      13.20%      -0.45%        5.81%

S&P 500 Index                            10.88%      -2.30%        4.58%(3)
   (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
SMALL COMPANY

Return Before Taxes                      28.60%       16.67%      18.99%

S&P SmallCap 600 Index                   22.65%       11.60%      13.53%(4)
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS ARE EQUITY GROWTH,  JANUARY
     2, 1998; INCOME & GROWTH,  JANUARY 28, 1998; AND SMALL COMPANY,  OCTOBER 1,
     1999.

(2)  SINCE  DECEMBER 31, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE JANUARY 29, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE  SEPTEMBER  30, 1999,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                                      $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT   DISTRIBUTION AND      OTHER         TOTAL ANNUAL FUND
                         FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)   OPERATING EXPENSES
--------------------------------------------------------------------------------------------
EQUITY GROWTH

   Investor Class        0.68%        None                   0.00%            0.68%

   Institutional Class   0.48%        None                   0.00%            0.48%

--------------------------------------------------------------------------------------------
INCOME & GROWTH

   Investor Class        0.68%        None                   0.00%            0.68%

   Institutional Class   0.48%        None                   0.00%            0.48%

--------------------------------------------------------------------------------------------
SMALL COMPANY

   Investor Class        0.88%        None                   0.00%            0.88%

   Institutional Class   0.68%        None                   0.00%            0.68%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . .  your cost of investing in the fund would be:

                             1 YEAR       3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
EQUITY GROWTH

   Investor Class            $69           $217           $378            $844

   Institutional Class       $49           $154           $268            $603

--------------------------------------------------------------------------------
INCOME & GROWTH

   Investor Class            $69           $217           $378            $844

   Institutional Class       $49           $154           $268            $603

--------------------------------------------------------------------------------
SMALL COMPANY

   Investor Class            $90           $280           $486          $1,080

   Institutional Class       $69           $217           $378            $844

OBJECTIVES, STRATEGIES AND RISKS

EQUITY GROWTH FUND

INCOME & GROWTH FUND

SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity Growth seeks capital appreciation by investing in common stocks.

Income &  Growth seeks capital growth by investing in common stocks.  Income is a secondary objective.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio managers rank stocks,  primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Equity
Growth and Income  &  Growth,  and  primarily  smaller  companies  for Small
Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its  growth  potential.  To  measure  value,  the  managers  use ratios of stock price-to-book  value and stock  price-to-cash  flow,  among  others.  To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides  better  returns than its benchmark  without taking on significant additional risk.

The portfolio  managers  generally sell stocks from the funds'  portfolios  when they believe:

o    a stock becomes too expensive relative to other stock opportunities

o    a stock's risk parameters outweigh its return opportunity

o    more attractive alternatives are identified

o    specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the funds  may  invest a  portion  of their  assets in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term   securities,   nonleveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the funds' cash assets remain liquid while  performing  more like stocks.  The funds have a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

o    When building Income & Growth's portfolio, the portfolio managers also attempt to create a dividend  yield for the fund that will be greater  than that of the S&P 500 Index.

o    The portfolio  managers do not consider dividend yield when building Equity
     Growth's portfolio.  Under normal market conditions, the managers invest at least 80% of Equity Growth's assets in equity stocks.

o    Under normal market conditions,  at least 80% of Small Company's  portfolio will consist of stocks of companies  that, at the time of investment,  have market  capitalization  not greater than that of the largest company in the
     S&P  SmallCap 600 Index. If the companies in which the fund invests are
     successful,   these  companies  may  grow  into  medium-  and  larger-sized companies.  If the portfolio  managers  determine that the  availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Each  fund's  performance  will  be  closely  tied  to  the  performance  of its benchmark.  If a fund's  benchmark  goes  down,  it is  likely  that the  fund's performance will go down.

Although current income is an objective for Income &  Growth,  if the stocks that make up its benchmark do not have a high dividend yield,  then Income &
Growth's dividend yield will not be high.

A fund's  performance  also may be affected  by  investments  in initial  public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the funds  and/or the stocks  contained  in the funds'  respective  benchmarks,  the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2004          INVESTOR CLASS  INSTITUTIONAL CLASS

Equity Growth                                     0.68%           0.48%

Income & Growth                                   0.68%           0.48%

Small Company                                     0.88%           0.68%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the funds are identified below.

EQUITY GROWTH

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team  since  June  1997.  He joined  American  Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

THOMAS P. VAIANA

Mr.  Vaiana,  Portfolio  Manager,  has been a member of the team since  February
2001. He joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor's  degree in business  finance from California
State University.

INCOME & GROWTH

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team since June 1997.  He joined  American  Century in August 1990 and also has  managed  the  quantitative  equity  research  effort.  He became a portfolio  manager  in March  1998.  He has a  bachelor  of arts  from  Stanford
University  and an MBA with a  specialization  in finance from the University of
Chicago. He is a CFA charterholder.

JOHN SCHNIEDWIND

Mr.  Schniedwind,  Chief Investment  Officer - Quantitative  Equity,  has been a member of the team since the funds'  inception.  He joined  American  Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager  in June 1997.  He has  degrees  from  Purdue  University  and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.

SMALL COMPANY

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team  since  June  1997.  He joined  American  Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk,  Vice  President and Portfolio  Manager,  has been a member of the team since July 1998. She joined American  Century in November 1995 and became a portfolio  manager in February  2000.  She has a bachelor of arts from Wellesley
College and a Ph.D in statistics  from the  University of California - Berkeley.
She is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS

INVESTOR RELATIONS                             SERVICE REPRESENTATIVE
1-800-345-2021                                 1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments

FOLLOW THE BY WIRE - OPEN AN ACCOUNT INSTRUCTIONS.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS
P.O. Box 419200                                P.O. Box 419385
Kansas City, MO 64141-6200                     Kansas City, MO 64141-6385

Fax                                            Fax
816-340-7962                                   816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus account, that meets the minimum. The minimum investment  requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  has an  aggregate  investment  in our  family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the minimum  initial  investment  amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS) AND CERTAIN OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The  funds pay  distributions  of  substantially  all  their  income  quarterly.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. They may make more frequent distributions,  if necessary, to comply with Internal  Revenue Code provisions.  Distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates  depending  on the  length  of time the fund held the securities  that  were  sold.  Distributions  are  reinvested  automatically  in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                Ordinary income       Ordinary income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Equity Growth -- Investor Class,  Institutional  Class, Advisor Class and C
     Class

o    Income & Growth -- Investor Class,  Institutional  Class,  Advisor Class, C
     Class and R Class

o    Small Company -- Investor Class,  Institutional  Class, Advisor Class and R
     Class

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o  share price at the beginning of the period

o  investment income and capital gains or losses

o  distributions of income and capital gains paid to investors

o  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP,
independent   accountants.   Their  Report  of  Independent   Registered  Public
Accounting  Firm and the financial  statements are included in the funds' Annual
Report, which is available upon request.

EQUITY GROWTH FUND

Investor Class

[INFORMATION TO COME]

INCOME & GROWTH FUND

Investor Class

[INFORMATION TO COME]

SMALL COMPANY FUND

Investor Class

[INFORMATION TO COME]

EQUITY GROWTH FUND

Institutional Class

[INFORMATION TO COME]

INCOME & GROWTH FUND

Institutional Class

[INFORMATION TO COME]

SMALL COMPANY FUND

Institutional Class

[INFORMATION TO COME]

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room, Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         o EDGAR database at sec.gov
                        o By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE           TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
EQUITY GROWTH FUND

   Investor                    982               BEQGX              EqGro

   Institutional               312               AMEIX              EqGro

--------------------------------------------------------------------------------
INCOME & Growth Fund

   Investor                    981               BIGRX              IncGro

   Institutional               311               AMGIX              IncGro

--------------------------------------------------------------------------------
SMALL COMPANY FUND

   Investor                    985               ASQIX              Small Co

   Institutional               485               ASCQX              Small Co

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                                 Institutional Class
P.O. Box 419200                                P.O. Box 419385
Kansas City, Missouri 64141-6200               Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575                 1-800-345-3533 or 816-531-5575
0505

SH-PRS-42027

Your
American Century Investments
prospectus

ADVISOR CLASS

Equity Growth Fund

Income & Growth Fund

Small Company Fund

C CLASS

Equity Growth Fund

Income & Growth Fund

R CLASS

Income & Growth Fund

Small Company Fund

MAY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

SMALL  COMPANY  FUND IS  CLOSED  TO NEW  INVESTORS.  SHAREHOLDERS  WHO HAVE OPEN
ACCOUNTS MAY MAKE  ADDITIONAL  INVESTMENTS  AND REINVEST  DIVIDENDS  AND CAPITAL
GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN. THE ADVISOR MAY PERMIT
ADDITIONAL  INVESTMENTS ON A CASE-BY-CASE  BASIS AS IT DEEMS  APPROPRIATE IN ITS
SOLE DISCRETION, INCLUDING INVESTMENTS BY CERTAIN FUNDS OF FUNDS AND 529 COLLEGE
SAVINGS PLANS ADVISED BY AMERICAN CENTURY.

                                                             ACI Logo to go here

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS .....................................................XX

FUND PERFORMANCE HISTORY .....................................................XX

FEES AND EXPENSES ............................................................XX

OBJECTIVES, STRATEGIES AND RISKS .............................................XX

MANAGEMENT ...................................................................XX

INVESTING WITH AMERICAN CENTURY ..............................................XX

SHARE PRICE AND DISTRIBUTIONS ................................................XX

TAXES ........................................................................XX

MULTIPLE CLASS INFORMATION ...................................................XX

FINANCIAL HIGHLIGHTS .........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for Equity  Growth and Income &  Growth,  the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies.
For Small  Company,  the portfolio  managers  select  primarily  from the equity
securities  of   smaller-capitalization   U.S.   companies.   The  managers  use
quantitative,  computer-driven  models to construct  the portfolio of stocks for each fund.  A more  detailed  description  of the funds'  investment  strategies begins on page XX.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EQUITY GROWTH FUND

INCOME & GROWTH FUND

SMALL COMPANY FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds' historical  returns from year to year. Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown. C Class and R Class returns will differ from those shown in the charts, depending on the expenses of that class.

EQUITY GROWTH FUND - ADVISOR CLASS

2004              13.71%
2003              30.05%
2002             -20.60%
2001             -11.28%
2000             -11.16%
1999              18.28%
1998              25.14%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                         LOWEST

Equity Growth                  22.98% (4Q 1998)               -16.87% (3Q 2002)
--------------------------------------------------------------------------------

INCOME & GROWTH FUND - ADVISOR CLASS

2004              12.71%
2003              29.33%
2002             -19.60%
2001              -8.63%
2000             -10.78%
1999              17.65%
1998              27.37%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                         LOWEST

Income & Growth                22.12% (4Q 1998)               -17.12% (3Q 2002)
--------------------------------------------------------------------------------

SMALL COMPANY FUND - ADVISOR CLASS

2004              28.00%
2003              53.16%
2002              -4.18%
2001               3.82%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                 HIGHEST                      LOWEST

Small Company                  22.01% (2Q 2003)             -15.52% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' C Class and R Class shares  calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C
Class and R Class will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR     5 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------
EQUITY GROWTH

Return Before Taxes                             13.71%     -1.54%      4.38%

Return After Taxes on Distributions             13.55%     -1.95%      3.20%

Return After Taxes on Distributions
  and Sale of Fund Shares                        9.10%     -1.45%      3.14%

S&P 500 Index                                   10.88%     -2.30%      4.89%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 9, 1997.

(2)  SINCE OCTOBER 1, 1997, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR    5 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------
INCOME & GROWTH

Return Before Taxes                             12.71%     -0.91%      5.42%

Return After Taxes on Distributions             12.41%     -1.21%      4.44%

Return After Taxes on Distributions
  and Sale of Fund Shares                        8.62%     -0.92%      4.12%

S&P 500 Index                                   10.88%     -2.30%      4.98%(2)
  (reflects no deduction for fees,
  expenses or taxes)

------------------------------------------------------------------------------------
SMALL COMPANY

Return Before Taxes                             28.00%       N/A      15.23%

Return After Taxes on Distributions             26.41%       N/A      14.30%

Return After Taxes on Distributions
  and Sale of Fund Shares                       18.66%       N/A      12.80%

S&P SmallCap 600 Index                          22.65%       N/A      10.23%(3)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE INCOME & GROWTH, DECEMBER 15,
     1997; AND SMALL COMPANY, SEPTEMBER 7, 2000.

(2)  SINCE  DECEMBER 11, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE AUGUST 31, 2000, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY GROWTH

Return Before Taxes                                  12.89%      2.52%

S&P 500 Index                                        10.88%      1.62%(2)
  (reflects no deduction for fees,
  expenses or taxes)

--------------------------------------------------------------------------------
INCOME & GROWTH

Return Before Taxes                                  11.88%      2.49%

S&P 500 Index                                        10.88%      1.35%
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION  DATES FOR THE C CLASS ARE EQUITY GROWTH,  JULY 18, 2001; AND
     INCOME & GROWTH, JUNE 28, 2001.

(2)  SINCE JULY 19, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

R CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
INCOME & GROWTH

Return Before Taxes                                  12.42%      19.22%

S&P 500 Index                                        10.88%      16.84%(2)
  (reflects no deduction for fees,
  expenses or taxes)

--------------------------------------------------------------------------------
SMALL COMPANY

Return Before Taxes                                  27.72%      36.34%

S&P SmallCap 600 Index                               22.65%      26.38%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE  INCEPTION  DATE FOR THE R CLASS OF BOTH  INCOME  &  GROWTH  AND  SMALL
     COMPANY IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your C Class shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------
C Class

   Maximum Deferred Sales Charge (load) (as a percentage of net asset value)    1.00%(1)
------------------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                    FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
--------------------------------------------------------------------------------------
EQUITY GROWTH

   Advisor Class    0.43%            0.50%(3)            0.00%            0.93%

   C Class          0.68%            1.00%(4)            0.00%            1.68%

--------------------------------------------------------------------------------------
INCOME & GROWTH

   Advisor Class    0.43%            0.50%(3)            0.00%            0.93%

   C Class          0.68%            1.00%(4)            0.00%            1.68%

   R Class          0.68%            0.50%(4)            0.00%            1.18%

--------------------------------------------------------------------------------------
SMALL COMPANY

   Advisor Class    0.63%            0.50%(3)            0.00%            1.13%

   R Class          0.88%            0.50%(4)(5)         0.00%            1.38%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

(5)  FOR THE  YEAR  ENDED  DECEMBER  31,  2004,  THE  FUND  RECEIVED  A  PARTIAL
     REIMBURSEMENT   OF  ITS   DISTRIBUTION   FEE.   TAKING  INTO  ACCOUNT  THIS
     REIMBURSEMENT, THE AGGREGATE FEE PAID TO THE ADVISOR WAS 1.30%.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
EQUITY GROWTH

   Advisor Class                $95          $296          $513          $1,139
   C Class                     $170          $526          $907          $1,971

--------------------------------------------------------------------------------
INCOME & GROWTH

   Advisor Class                $95           $296          $513         $1,139
   C Class                     $170           $526          $907         $1,971
   R Class                     $120           $373          $646         $1,424

--------------------------------------------------------------------------------
SMALL COMPANY

   Advisor Class               $115           $358          $620         $1,368
   R Class                     $140           $435          $751         $1,647

OBJECTIVES, STRATEGIES AND RISKS

EQUITY GROWTH FUND

INCOME & GROWTH FUND

SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity Growth seeks capital appreciation by investing in common stocks.

Income &  Growth seeks capital growth by investing in common stocks.  Income is a
secondary objective.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio managers rank stocks,  primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Equity
Growth and Income  &  Growth,  and  primarily  smaller  companies  for Small
Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its  growth  potential.  To  measure  value,  the  managers  use ratios of stock price-to-book  value and stock  price-to-cash  flow,  among  others.  To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides  better  returns than its benchmark  without taking on significant additional risk.

The portfolio  managers  generally sell stocks from the funds'  portfolios  when they believe:

o    a stock becomes too expensive relative to other stock opportunities

o    a stock's risk parameters outweigh its return opportunity

o    more attractive alternatives are identified

o    specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the funds  may  invest a  portion  of their  assets in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term   securities,   nonleveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the funds' cash assets remain liquid while  performing  more like stocks.  The funds have a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

o    When building Income & Growth's portfolio, the portfolio managers also attempt to create a dividend  yield for the fund that will be greater  than that of the S&P 500 Index.

o    The portfolio  managers do not consider dividend yield when building Equity
     Growth's portfolio.  Under normal market conditions, the managers invest at least 80% of Equity Growth's assets in equity stocks.

o    Under normal market conditions,  at least 80% of Small Company's  portfolio will consist of stocks of companies  that, at the time of investment,  have market  capitalization  not greater than that of the largest company in the
     S&P  SmallCap 600 Index. If the companies in which the fund invests are
     successful,   these  companies  may  grow  into  medium-  and  larger-sized companies.  If the portfolio  managers  determine that the  availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Each  fund's  performance  will  be  closely  tied  to  the  performance  of its benchmark.  If a fund's  benchmark  goes  down,  it is  likely  that the  fund's performance will go down.

Although current income is an objective for Income &  Growth,  if the stocks that make up its benchmark do not have a high dividend yield,  then Income &
Growth's dividend yield will not be high.

A fund's  performance  also may be affected  by  investments  in initial  public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the funds  and/or the stocks  contained  in the funds'  respective  benchmarks,  the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004            ADVISOR CLASS   C CLASS    R CLASS

Equity Growth                                              0.43%        0.68%      N/A

Income & Growth                                            0.43%        0.68%      0.68%

Small Company                                              0.63%         N/A       0.88%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the funds are identified below.

EQUITY GROWTH

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team  since  June  1997.  He joined  American  Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

THOMAS P. VAIANA

Mr.  Vaiana,  Portfolio  Manager,  has been a member of the team since  February
2001. He joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor's  degree in business  finance from California
State University.

INCOME & GROWTH

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team since June 1997.  He joined  American  Century in August 1990 and also has  managed  the  quantitative  equity  research  effort.  He became a portfolio  manager  in March  1998.  He has a  bachelor  of arts  from  Stanford
University  and an MBA with a  specialization  in finance from the University of
Chicago. He is a CFA charterholder.

JOHN SCHNIEDWIND

Mr.  Schniedwind,  Chief Investment  Officer - Quantitative  Equity,  has been a member of the team since the funds'  inception.  He joined  American  Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager  in June 1997.  He has  degrees  from  Purdue  University  and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.

SMALL COMPANY

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team  since  June  1997.  He joined  American  Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk,  Vice  President and Portfolio  Manager,  has been a member of the team since July 1998. She joined American  Century in November 1995 and became a portfolio  manager in February  2000.  She has a bachelor of arts from Wellesley
College and a Ph.D in statistics  from the  University of California - Berkeley.
She is a CFA  charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor  Class,  C Class and R Class  shares are  intended  for  purchase by participants in  employer-sponsored  retirement or savings plans and for persons purchasing shares through  broker-dealers,  banks, insurance companies and other financial  intermediaries  that provide various  administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the minimum  initial  investment  amounts for the funds are
$2,000 for a Coverdell  Education  Savings  Account  (CESA),  and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

For C Class shares,  if you sell your shares within 12 months of their purchase, you will pay a sales charge.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  Please note that C Class shares redeemed in this  manner may be subject to a sales  charge if held less than 12 months.  You also may incur tax liability as a result of the redemption.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
"Investors  Using  Advisors"  and  "Investment  Professionals"  portions  of the
Web site.  From the  description  of C Class  shares,  a hyperlink  will take you directly to this disclosure.

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 59 -1/2

o    required minimum  distributions from retirement  accounts upon reaching age
     70-1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The  funds pay  distributions  of  substantially  all  their  income  quarterly.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. They may make more frequent distributions,  if necessary, to comply with Internal  Revenue Code provisions.  Distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates  depending  on the  length  of time the fund held the securities  that  were  sold.  Distributions  are  reinvested  automatically  in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains              Ordinary income        Ordinary income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Equity Growth -- Investor Class,  Institutional  Class, Advisor Class and C
     Class

o    Income & Growth -- Investor Class,  Institutional Class, Advisor Class,
     C Class and R Class

o    Small Company -- Investor Class,  Institutional  Class, Advisor Class and R
     Class

The shares  offered by this  prospectus  are Advisor  Class, C Class and R Class shares.  Advisor Class, C Class and R Class shares are offered primarily through
employer-sponsored   retirement  plans  or  through   institutions  like  banks,
broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds'  Advisor  Class, C Class and R Class shares have a12b-1 plan.  The plans  provide  for the funds to pay annual fees of 1.00% for C Class and  0.50%  for  Advisor  and R Class to the  distributor  for  certain  ongoing shareholder and administrative services and for distribution services, including past  distribution  services.  Under the Advisor Class Plan, each fund's Advisor
Class pays the  distributor  an annual fee of 0.50% of Advisor Class average net assets,  half for certain ongoing  shareholder and  administrative  services and half for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a  portion  of such  fees to the  investment  advisors, banks,  broker-dealers and insurance  companies that make Advisor Class, C Class and R Class shares  available.  Because  these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new  investors.  Because these fees are paid out of the  funds'  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges. For additional  information about the plans and their terms,  see MULTIPLE  CLASS  STRUCTURE in the  statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP,
independent   accountants.   Their  Report  of  Independent   Registered  Public
Accounting  Firm and the financial  statements are included in the funds' Annual
Report, which is available upon request.

EQUITY GROWTH FUND

Advisor Class

[INFORMATION TO COME]

INCOME & GROWTH FUND

Advisor Class

[INFORMATION TO COME]

SMALL COMPANY FUND

Advisor Class

[INFORMATION TO COME]

EQUITY GROWTH FUND

C Class

[INFORMATION TO COME]

INCOME & GROWTH FUND

C Class

INCOME & GROWTH FUND

R Class

[INFORMATION TO COME]

SMALL COMPANY FUND

R Class

[INFORMATION TO COME]

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
EQUITY GROWTH FUND

   Advisor Class                882              BEQAX          EqGro

   C Class                      482              AEYCX          EqGro

--------------------------------------------------------------------------------
INCOME & GROWTH FUND

   Advisor Class                881              AMADX          IncGro

   C Class                      481              ACGCX          IncGro

   R Class                      281              AICRX          IncGro

--------------------------------------------------------------------------------
SMALL COMPANY FUND

   Advisor Class                885              ASQAX          Small Co

   R Class                      285              ASCRX          Small Co

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0505

SH-PRS-42028

Your
American Century Investments
prospectus

INVESTOR CLASS

Global Gold Fund

Utilities Fund

MAY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                                            ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS ....................................................XX

FUND PERFORMANCE HISTORY ....................................................XX

FEES AND EXPENSES ...........................................................XX

OBJECTIVES, STRATEGIES AND RISKS ............................................XX

      Global Gold Fund ......................................................XX

      Utilities Fund ........................................................XX

MANAGEMENT ..................................................................XX

INVESTING WITH AMERICAN CENTURY .............................................XX

SHARE PRICE AND DISTRIBUTIONS ...............................................XX

TAXES .......................................................................XX

MULTIPLE CLASS INFORMATION ..................................................XX

FINANCIAL HIGHLIGHTS ........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES?

Global  Gold  seeks to realize a total  return  (capital  growth and  dividends)
consistent  with  investment  in  securities  of  companies  that are engaged in mining,  processing,  fabricating or distributing  gold or other precious metals throughout the world.

Utilities seeks current income and long-term  growth of capital and income.  The fund  invests  at least  80% of its  assets in equity  securities  of  companies engaged in the utilities industry.

A more detailed  description of the funds' investment  strategies begins on page
XX.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    FOREIGN  RISK - The  funds  may  invest in  foreign  securities,  which are generally riskier than U.S. stocks.

o    CONCENTRATION  RISK - Each fund  concentrates its investments in a specific area and therefore may be subject to greater risks and market  fluctuations than a portfolio representing a broader range of industries.

For Global Gold, additional risks include

o    NONDIVERSIFICATION  - The fund is classified as NONDIVERSIFIED.  This gives the managers the  flexibility to hold large  positions in a small number of securities. If so, a price change in any one of those securities may have a greater  impact  on the  fund's  share  price  than  would be the case in a diversified fund.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

GLOBAL GOLD FUND

UTILITIES FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for the last 10 calendar  years.  They  indicate  the  volatility  of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.

GLOBAL GOLD FUND - INVESTOR CLASS

2004                -8.17%
2003                46.70%
2002                73.00%
2001                34.09%
2000               -23.95%
1999                -3.18%
1998               -12.18%
1997               -41.47%
1996                -2.76%
1995                 9.25%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Global Gold                  40.19% (1Q 2002)             -31.35% (4Q 1997)

UTILITIES FUND - INVESTOR CLASS

2004                23.81%
2003                23.96%
2002               -27.44%
2001               -20.97%
2000                 3.97%
1999                11.46%
1998                27.43%
1997                35.82%
1996                 4.82%
1995                35.70%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Utilities                    18.04% (4Q 1997)             -16.42% (3Q 2002)

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004  1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
GLOBAL GOLD

Return Before Taxes                            -8.17%     18.90%      2.31%

Return After Taxes on Distributions            -8.42%     18.54%      1.76%

Return After Taxes on Distributions
   and Sale of Fund Shares                     -5.34%     16.51%      1.64%

MSCI World Index                               14.72%     -2.45%      8.09%
   (reflects no deduction for fees,
   expenses or taxes)

Fund Benchmark(1)                              -7.79%     18.69%      2.46%
   (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
UTILITIES

Return Before Taxes                            23.81%     -1.76%      9.64%

Return After Taxes on Distributions            23.32%     -3.03%      7.63%

Return After Taxes on Distributions
   and Sale of Fund Shares                     16.02%     -2.13%      7.40%

S&P 500 Index                                  10.88%     -2.30%     12.07%
   (reflects no deduction for fees,
   expenses or taxes)

Fund Benchmark(2)                              24.34%     -2.17%     10.14%
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE XX.

(2)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE XX.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     REDEMPTION/EXCHANGE FEE
FUND                                 (AS A PERCENTAGE OF AMOUNT REDEEMED/EXCHANGED)
-----------------------------------------------------------------------------------
GLOBAL GOLD

   Shares held less than 60 days              1.00%

   Shares held 60 days or more                 None

-----------------------------------------------------------------------------------
ALL FUNDS

   Maximum Account Maintenance Fee            $25(1)
-----------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT    DISTRIBUTION AND        OTHER            TOTAL ANNUAL FUND
                    FEE(1)        SERVICE (12B-1) FEES    EXPENSES(2)      OPERATING EXPENSES
----------------------------------------------------------------------------------------------
GLOBAL GOLD

   Investor Class   0.68%               None               0.00%                 0.68%
----------------------------------------------------------------------------------------------
UTILITIES

   Investor Class   0.68%               None               0.00%                 0.68%
----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 YEAR        3 YEARS         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
GLOBAL GOLD

   Investor Class        $69           $217            $378          $844

--------------------------------------------------------------------------------
UTILITIES

   Investor Class        $69           $217            $378          $844

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GOLD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Global  Gold  seeks to realize a total  return  (capital  growth and  dividends)
consistent  with  investment  in  securities  of  companies  that are engaged in mining,  processing,  fabricating or distributing  gold or other precious metals throughout the world.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes  quantitative  management  techniques as well as  fundamental  stock  selection  in a  two-part  process.  The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process,  the managers use a computer  model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described  below.  The managers then combine the expected  return outlook for the holdings with the risk  management  model to construct a portfolio of stocks that they believe will provide the optimal  balance  between the risk and return measures.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

o    a stock becomes too expensive relative to other stock opportunities

o    a stock's risk parameters outweigh its return opportunity

o    more attractive alternatives are identified

o    specific events alter a stock's prospects.

The managers use a  proprietary  benchmark  that the fund advisor  developed and monitors that represents the worldwide gold equities  market.  This  proprietary benchmark  contains  securities  of  companies  engaged in  mining,  processing, exploring for or otherwise dealing with gold (Gold Companies). To be included in the  benchmark,  Gold  Companies  must be a certain  size and  receive a minimum percentage  of their  revenues  from  gold-related  activities or have a minimum percentage of their assets  invested in gold-related  assets.  The managers also may  invest  in  companies  engaged  in  mining,  processing,  exploring  for or otherwise dealing with other precious metals.

Global Gold will  concentrate  its  investments in securities of Gold Companies.
Under normal  circumstances,  at least 80% of the fund's assets will be invested in such companies.  When the managers believe it is prudent, the fund may invest in securities other than stocks,  such as notes, bonds,  debentures,  commercial paper, convertible debt securities, equity equivalents, sponsored or unsponsored
American Depositary Receipts, gold, gold certificates,  gold futures, short-term investments and nonleveraged  futures contracts.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks. The fund has a policy governing futures and similar derivative  securities to help manage the risk of these types of investments.  A complete  description of the derivatives  policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as  nondiversified.  This means that the fund's portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these  securities  may have a greater impact on the fund's share price than would be the case if the fund were diversified.

Because Global Gold  concentrates  its investments in Gold Companies,  it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.  Gold stocks  generally are considered  speculative because of their high share price volatility,  and the fund's share price may be affected by this volatility.

Many  investors  believe gold  investments  hedge  against  inflation,  currency devaluations and general stock market  declines,  but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign  securities,  which generally  involves greater  risks than  investing in U.S.  securities.  These risks are  summarized below:

o    CURRENCY  RISK.  In  addition  to  changes  in  the  value  of  the  fund's investments,  changes in the value of foreign  currencies  against the U.S.
     dollar  also  could  result in gains or losses to the fund.  The value of a share of the fund is determined in U.S.  dollars.  The fund's  investments, however,  generally  are held in the foreign  currency of the country where investments are made. As a result,  the fund could recognize a gain or loss based  solely  upon a change  in the  exchange  rate  between  the  foreign currency and the U.S. dollar.

o    FOREIGN RISK. The fund invests primarily in foreign  securities,  which are generally  riskier than U.S.  stocks.  As a result,  the fund is subject to foreign  risk,  meaning  that  political  events  (civil  unrest,  national elections,  imposition of exchange  controls),  social and economic  events
     (labor  strikes,  rising  inflation) and natural  disasters  occurring in a country where the fund invests could cause the fund's  investments  in that country to  experience  gains or  losses.  The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o    FOREIGN  MARKET AND  TRADING  RISK.  The trading  markets for many  foreign securities are not as active as U.S. markets and may have less governmental regulation  and  oversight.  Foreign  markets also may have  clearance  and settlement  procedures  that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment,  by causing the fund to miss an  attractive  investment  opportunity,  or by causing  fund  assets to be uninvested for some period of time.

o    EMERGING  MARKETS RISK.  Investing in  securities  of companies  located in emerging  market  countries  generally is also  riskier  than  investing in securities of companies  located in foreign developed  countries.  Emerging market  countries may have unstable  governments  and/or economies that are subject to sudden change.  These changes may be magnified by the countries'
     emergent  financial  markets,   resulting  in  significant   volatility  to
     investments in these  countries.  These  countries also may lack the legal, business and social framework to support securities markets.  Securities of issuers in emerging market  (non-developed)  countries means  securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

o    AVAILABILITY OF INFORMATION.  Generally,  foreign companies are not subject to the regulatory  controls or uniform  accounting,  auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly  available  information  about  foreign  issuers than is available regarding U.S. issuers.

UTILITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Utilities seeks current income and long-term  growth of capital and income.  The fund  invests  at least  80% of its  assets in equity  securities  of  companies engaged in the utilities industry.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Utilities  invests in equity  securities  of companies  engaged in the utilities industry.  The fund's investment strategy utilizes  quantitative and qualitative management techniques, as well as risk controls, to construct the portfolio. The quantitative  process  involves  ranking stocks on the basis of their growth and valuation  characteristics.  Examples  of growth  characteristics  are  earnings growth rates and changes in analyst  earnings  estimates.  Examples of valuation characteristics  are  price-to-earnings  and  price-to-book  ratios.  A  stock's ranking may be modified  after  managers  examine  qualitative  factors  such as regulatory environment, industry conditions and company specific events.

Finally, the managers use a computer model to assess the risk characteristics of the fund's holdings  relative to its benchmark,  which is described  below.  The managers then combine the expected return outlook for the holdings with the risk management  model to  construct a portfolio  that they  believe will provide the appropriate balance between risk and return.

Under  normal  market  conditions,  Utilities  invests at least 80% of its total assets in stocks of companies  engaged in the utilities  industry.  The managers consider a company to be engaged in the utilities industry if

o    the company's  securities  are listed in at least one index that is made up
     exclusively  of  companies   engaged  in  one  or  more  of  the  following
     industries:  electricity,  natural gas, telecommunications  services, cable television, water or sanitation services; or

o    the  company  derives 50% or more of its  revenues or net profits  from the ownership or operation of facilities used to provide  electricity,  natural gas,  telecommunications  services,  cable television,  water or sanitation services.

When the managers  believe that it is prudent,  the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities,  short-term  investments,  nonleveraged  futures contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative  securities to help manage the  risk  of  these  types  of  investments.  A  complete  description  of  the derivatives policy is included in the statement of additional information.

The fund's  benchmark  is a market  capitalization  weighted  index of companies engaged in the  utilities  industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor.  The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader  range of  industries.  As an example of these  risks,  companies in the
telecommunications   and  electric   utilities   industries   have   experienced
substantial  changes  in the  amount  and type of  regulation  at the  state and federal levels.  While creating  opportunities  for some companies,  it also has increased  uncertainty  for others with respect to future revenues and earnings.
This trend may continue for some time and increased  share price  volatility may result.

Although  the  portfolio  managers  generally  invest the fund's  assets in U.S.
stocks,  Utilities  can  invest in  securities  of  foreign  companies.  Foreign securities can have certain  unique risks,  including  fluctuations  in currency exchange rates, unstable political and economic structures, reduced availability of public  information,  and lack of uniform financial  reporting and regulatory practices similar to those that apply to U.S. issuers.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004              INVESTOR CLASS

Global Gold                                                  0.68%

Utilities                                                    0.68%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the funds are identified below.

GLOBAL GOLD

WILLIAM MARTIN

Mr. Martin,  Senior Vice President and Senior Portfolio  Manager,  has served on the management  team for Global Gold since May 1992 and Utilities since December
1998. He joined American Century in 1989 and became a portfolio manager in April
1991.  He  has  a  degree  from  the  University  of  Illinois.   He  is  a  CFA
charterholder.

UTILITIES

JOHN SCHNIEDWIND

Mr. Schniedwind,  Chief Investment Officer - Quantitative Equity, supervises the portfolio  management team that manages the funds. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager  in June 1997.  He has  degrees  from  Purdue  University  and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.

JOSEPH B. STERLING

Mr. Sterling, Vice President and Portfolio Manager, joined the Utilities team in
May 1997 and the Global Gold team in June 1997.  He joined  American  Century in
November  1989 and became a portfolio  manager in January  1997. He has a degree from the University of California - Berkeley.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objective of the funds may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

* FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200
Fax

816-340-7962

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                               4917 Town Center Drive
Kansas City, Missouri                          Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday              8 a.m. to 5 p.m., Monday - Friday
                                               8 a.m. to noon, Saturday

1665 Charleston Road                           10350 Park Meadows Drive
Mountain View, California                      Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday              8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the minimum  initial  investment  amounts for the funds are
$2,000 for a Coverdell  Education  Savings  Account  (CESA),  and $2,500 for all
other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

If you sell your Global Gold shares  within 60 days of purchase,  you will pay a redemption  fee of 1.00%.  Therefore,  if you redeem shares within 60 days,  you will receive 99% of their value at  redemption.  The remaining 1% is retained by the fund and helps cover  transaction  costs that  long-term  investors may bear when the fund sells securities to meet investor redemptions.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the fee does not  exist and other systems  to deter  abusive  trading  practices  are in  place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that Global Gold shares redeemed in this  manner may be subject  to a 1.00%  redemption  fee if held less than 60 days. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a  heightened  measure for the Global Gold Fund,  the board has  approved the imposition  of a  redemption  fee for  redemption  of shares  within a specified number of days of purchase. See REDEMPTIONS, page XX, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century or the  funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Global Gold pays  distributions of substantially all of its income, if any, on a
semiannual  basis  in  June  and  December.   Utilities  pays  distributions  of
substantially all of its income quarterly.  Distributions  from realized capital gains are paid twice a year,  usually in March and December.  The funds may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains              Ordinary income        Ordinary income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century offers two classes of shares of the funds:  Investor Class and
Advisor Class.  The shares offered by this  prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American  Century  offers  the  Advisor  Class  of  shares   primarily   through
employer-sponsored   retirement  plans  or  through   institutions  like  banks,
broker-dealers  and insurance  companies.  The Advisor Class has different fees, expenses and/or minimum investment  requirements from the Investor Class offered by this prospectus.  The difference in the fee structures between the classes is the result of their  separate  arrangements  for  shareholder  and  distribution services.  It is not the result of any  difference in advisory or custodial fees or other expenses  related to the management of the funds' assets,  which do not vary by  class.  Different  fees  and  expenses  will  affect  performance.  For
additional   information  concerning  the  Advisor  Class  shares,  call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP,
independent   accountants.   Their  Report  of  Independent   Registered  Public
Accounting  Firm and the financial  statements are included in the funds' Annual
Reports, which are available upon request.

GLOBAL GOLD FUND

Investor Class

[INFORMATION TO COME]

UTILITIES FUND

Investor Class

[INFORMATION TO COME]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE       TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
GLOBAL GOLD

   Investor Class             980             BGEIX         GlGold

--------------------------------------------------------------------------------
UTILITIES

   Investor Class             983             BULIX         Util
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

0505

SH-PRS-42029

Your
American Century Investments
prospectus

ADVISOR CLASS

Global Gold Fund

Utilities Fund

MAY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                                             ACI Logo to go here

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS..................................................... XX

FUND PERFORMANCE HISTORY..................................................... XX

FEES AND EXPENSES............................................................ XX

OBJECTIVES, STRATEGIES AND RISKS ............................................ XX

      Global Gold Fund ...................................................... XX

      Utilities Fund ........................................................ XX

MANAGEMENT .................................................................. XX

INVESTING WITH AMERICAN CENTURY ............................................. XX

SHARE PRICE AND DISTRIBUTIONS ............................................... XX

TAXES ....................................................................... XX

MULTIPLE CLASS INFORMATION ...................................................XX

FINANCIAL HIGHLIGHTS ........................................................ XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES?

Global  Gold  seeks to realize a total  return  (capital  growth and  dividends)
consistent  with  investment  in  securities  of  companies  that are engaged in mining,  processing,  fabricating or distributing  gold or other precious metals throughout the world.

Utilities seeks current income and long-term  growth of capital and income.  The fund  invests  at least  80% of its  assets in equity  securities  of  companies engaged in the utilities industry.

A more detailed  description of the funds' investment  strategies begins on page
XX.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    FOREIGN  RISK - The  funds  may  invest in  foreign  securities,  which are generally riskier than U.S. stocks.

o    CONCENTRATION  RISK - Each fund  concentrates its investments in a specific area and therefore may be subject to greater risks and market  fluctuations than a portfolio representing a broader range of industries.

For Global Gold, additional risks include

o    NONDIVERSIFICATION  - The fund is classified as NONDIVERSIFIED.  This gives the managers the  flexibility to hold large  positions in a small number of securities. If so, a price change in any one of those securities may have a greater  impact  on the  fund's  share  price  than  would be the case in a diversified fund.

                A  NONDIVERSIFIED  FUND MAY INVEST A GREATER  PERCENTAGE OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

GLOBAL GOLD FUND

UTILITIES FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds' historical returns from year to year.

GLOBAL GOLD FUND -- ADVISOR CLASS

2004                    -8.49%
2003                    46.37%
2002                    72.61%
2001                    33.75%
2000                   -24.05%
1999                    -3.30%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Global Gold           40.00% (1Q 2002)                    -18.44% (4Q 1999)
--------------------------------------------------------------------------------

UTILITIES FUND -- ADVISOR CLASS

2004                   23.53%
2003                   23.68%
2002                  -27.65%
2001                  -21.24%
2000                    3.71%
1999                   11.20%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Utilities             17.72% (2Q 2003)                    -16.39% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------------
GLOBAL GOLD

Return Before Taxes                              -8.49%     18.62%      8.55%

Return After Taxes on Distributions              -8.70%     18.35%      8.26%

Return After Taxes on Distributions
   and Sale of Fund Shares                       -5.54%     16.32%      7.28%

MSCI World Index                                 14.72%     -2.45%      2.63%(2)
   (reflects no deduction for fees,
   expenses or taxes)

Fund Benchmark(3)                                -7.79%     18.69%      8.73%(4)
   (reflects no deduction for fees,
   expenses or taxes)

-------------------------------------------------------------------------------------
UTILITIES

Return Before Taxes                              23.53%     -2.02%      2.69%

Return After Taxes on Distributions              23.09%     -3.22%      1.00%

Return After Taxes on Distributions
   and Sale of Fund Shares                       15.79%     -2.30%      1.50%

S&P 500 Index                                    10.88%     -2.30%      2.54%(5)
   (reflects no deduction for fees,
   expenses or taxes)

Fund Benchmark(6)                                24.34%     -2.17%      2.90%(5)
   (reflects no deduction for fees,
    expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE GLOBAL GOLD, MAY 6, 1998; AND
     UTILITIES, JUNE 25, 1998.

(2)  SINCE MAY 1, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
     IS AVAILABLE.

(3)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE XX.

(4)  SINCE APRIL 30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  SINCE JUNE 30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(6)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE XX.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     REDEMPTION/EXCHANGE FEE
FUND                                 (AS A PERCENTAGE OF AMOUNT REDEEMED/EXCHANGED)
-----------------------------------------------------------------------------------
GLOBAL GOLD

   Shares held less than 60 days     1.00%

   Shares held 60 days or more       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND         OTHER       TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES(3) OPERATING EXPENSES
-----------------------------------------------------------------------------------------
GLOBAL GOLD

    Advisor Class     0.43%           0.50%                 0.00%           0.93%
-----------------------------------------------------------------------------------------

UTILITIES

   Advisor Class      0.43%           0.50%                 0.00%           0.93%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative Fees, PAGE XX.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
GLOBAL GOLD

   Advisor Class          $95            $296            $513           $1,139

--------------------------------------------------------------------------------
UTILITIES

   Advisor Class          $95            $296            $513           $1,139
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GOLD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Global  Gold  seeks to realize a total  return  (capital  growth and  dividends)
consistent  with  investment  in  securities  of  companies  that are engaged in mining,  processing,  fabricating or distributing  gold or other precious metals throughout the world.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes  quantitative  management  techniques as well as  fundamental  stock  selection  in a  two-part  process.  The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process,  the managers use a computer  model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described  below.  The managers then combine the expected  return outlook for the holdings with the risk  management  model to construct a portfolio of stocks that they believe will provide the optimal  balance  between the risk and return measures.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

o  a stock becomes too expensive relative to other stock opportunities

o  a stock's risk parameters outweigh its return opportunity

o  more attractive alternatives are identified

o  specific events alter a stock's prospects.

The managers use a  proprietary  benchmark  that the fund advisor  developed and monitors that represents the worldwide gold equities  market.  This  proprietary benchmark  contains  securities  of  companies  engaged in  mining,  processing, exploring for or otherwise dealing with gold (Gold Companies). To be included in the  benchmark,  Gold  Companies  must be a certain  size and  receive a minimum percentage  of their  revenues  from  gold-related  activities or have a minimum percentage of their assets  invested in gold-related  assets.  The managers also may  invest  in  companies  engaged  in  mining,  processing,  exploring  for or otherwise dealing with other precious metals.

Global Gold will  concentrate  its  investments in securities of Gold Companies.
Under normal  circumstances,  at least 80% of the fund's assets will be invested in such companies.  When the managers believe it is prudent, the fund may invest in securities other than stocks,  such as notes, bonds,  debentures,  commercial paper, convertible debt securities, equity equivalents, sponsored or unsponsored
American Depositary Receipts, gold, gold certificates,  gold futures, short-term investments and nonleveraged  futures contracts.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks. The fund has a policy governing futures and similar derivative  securities to help manage the risk of these types of investments.  A complete  description of the derivatives  policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as  nondiversified.  This means that the fund's portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these  securities  may have a greater impact on the fund's share price than would be the case if the fund were diversified.

Because Global Gold  concentrates  its investments in Gold Companies,  it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.  Gold stocks  generally are considered  speculative because of their high share price volatility,  and the fund's share price may be affected by this volatility.

Many  investors  believe gold  investments  hedge  against  inflation,  currency devaluations and general stock market  declines,  but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign  securities,  which generally  involves greater  risks than  investing in U.S.  securities.  These risks are  summarized below:

o    CURRENCY  RISK.  In  addition  to  changes  in  the  value  of  the  fund's investments,  changes in the value of foreign  currencies  against the U.S.
     dollar  also  could  result in gains or losses to the fund.  The value of a share of the fund is determined in U.S.  dollars.  The fund's  investments, however,  generally  are held in the foreign  currency of the country where investments are made. As a result,  the fund could recognize a gain or loss based  solely  upon a change  in the  exchange  rate  between  the  foreign currency and the U.S. dollar.

o    FOREIGN RISK. The fund invests primarily in foreign  securities,  which are generally  riskier than U.S.  stocks.  As a result,  the fund is subject to foreign  risk,  meaning  that  political  events  (civil  unrest,  national elections,  imposition of exchange  controls),  social and economic  events
     (labor  strikes,  rising  inflation) and natural  disasters  occurring in a country where the fund invests could cause the fund's  investments  in that country to  experience  gains or  losses.  The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o    FOREIGN  MARKET AND  TRADING  RISK.  The trading  markets for many  foreign securities are not as active as U.S. markets and may have less governmental regulation  and  oversight.  Foreign  markets also may have  clearance  and settlement  procedures  that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment,  by causing the fund to miss an  attractive  investment  opportunity,  or by causing  fund  assets to be uninvested for some period of time.

o    EMERGING  MARKETS RISK.  Investing in  securities  of companies  located in emerging  market  countries  generally is also  riskier  than  investing in securities of companies  located in foreign developed  countries.  Emerging market  countries may have unstable  governments  and/or economies that are subject to sudden change.  These changes may be magnified by the countries'
     emergent  financial  markets,   resulting  in  significant   volatility  to
     investments in these  countries.  These  countries also may lack the legal, business and social framework to support securities markets.  Securities of issuers in emerging market  (non-developed)  countries means  securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

o    AVAILABILITY OF INFORMATION.  Generally,  foreign companies are not subject to the regulatory  controls or uniform  accounting,  auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly  available  information  about  foreign  issuers than is available regarding U.S. issuers.

UTILITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Utilities seeks current income and long-term  growth of capital and income.  The fund  invests  at least  80% of its  assets in equity  securities  of  companies engaged in the utilities industry.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Utilities  invests in equity  securities  of companies  engaged in the utilities industry.  The fund's investment strategy utilizes  quantitative and qualitative management techniques, as well as risk controls, to construct the portfolio. The quantitative  process  involves  ranking stocks on the basis of their growth and valuation  characteristics.  Examples  of growth  characteristics  are  earnings growth rates and changes in analyst  earnings  estimates.  Examples of valuation characteristics  are  price-to-earnings  and  price-to-book  ratios.  A  stock's ranking may be modified  after  managers  examine  qualitative  factors  such as regulatory environment, industry conditions and company specific events.

Finally, the managers use a computer model to assess the risk characteristics of the fund's holdings  relative to its benchmark,  which is described  below.  The managers then combine the expected return outlook for the holdings with the risk management  model to  construct a portfolio  that they  believe will provide the appropriate  balance  between risk and return.

Under  normal  market  conditions,  Utilities  invests at least 80% of its total assets in stocks of companies  engaged in the utilities  industry.  The managers consider a company to be engaged in the utilities industry if

o    the company's  securities  are listed in at least one index that is made up
     exclusively  of  companies   engaged  in  one  or  more  of  the  following
     industries:  electricity,  natural gas, telecommunications  services, cable television, water or sanitation services; or

o    the  company  derives 50% or more of its  revenues or net profits  from the ownership or operation of facilities used to provide  electricity,  natural gas,  telecommunications  services,  cable television,  water or sanitation services.

When the managers  believe that it is prudent,  the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities,  short-term  investments,  nonleveraged  futures contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative  securities to help manage the  risk  of  these  types  of  investments.  A  complete  description  of  the derivatives policy is included in the statement of additional information.

The fund's  benchmark  is a market  capitalization  weighted  index of companies engaged in the  utilities  industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor.  The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader  range of  industries.  As an example of these  risks,  companies in the
telecommunications   and  electric   utilities   industries   have   experienced
substantial  changes  in the  amount  and type of  regulation  at the  state and federal levels.  While creating  opportunities  for some companies,  it also has increased  uncertainty  for others with respect to future revenues and earnings.
This trend may continue for some time and increased  share price  volatility may result.

Although  the  portfolio  managers  generally  invest the fund's  assets in U.S.
stocks,  Utilities  can  invest in  securities  of  foreign  companies.  Foreign securities can have certain  unique risks,  including  fluctuations  in currency exchange rates, unstable political and economic structures, reduced availability of public  information,  and lack of uniform financial  reporting and regulatory practices similar to those that apply to U.S. issuers.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2004                           ADVISOR CLASS

Global Gold                                                   0.93%

Utilities                                                     0.93%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the funds are identified below.

GLOBAL GOLD

WILLIAM MARTIN

Mr. Martin,  Senior Vice President and Senior Portfolio  Manager,  has served on the management  team for Global Gold since May 1992 and Utilities since December
1998. He joined American Century in 1989 and became a portfolio manager in April
1991.  He  has  a  degree  from  the  University  of  Illinois.   He  is  a  CFA
charterholder.

UTILITIES

JOHN SCHNIEDWIND

Mr. Schniedwind,  Chief Investment Officer - Quantitative Equity, supervises the portfolio  management team that manages the funds. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager  in June 1997.  He has  degrees  from  Purdue  University  and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.

JOSEPH B. STERLING

Mr. Sterling, Vice President and Portfolio Manager, joined the Utilities team in
May 1997 and the Global Gold team in June 1997.  He joined  American  Century in
1989 and became a portfolio  manager in January  1997.  He has a degree from the
University of California - Berkeley.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objective of the funds may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The  Advisor  Class  shares  are  intended  for  purchase  by   participants  in
employer-sponsored retirement or savings plans and for persons purchasing shares
through   broker-dealers,   banks,   insurance  companies  and  other  financial
intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the minimum  initial  investment  amounts for the funds are
$2,000 for a Coverdell  Education  Savings  Account  (CESA),  and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a  heightened  measure for the Global Gold Fund,  the board has  approved the imposition  of a  redemption  fee for  redemption  of shares  within a specified number of days of purchase. See REDEMPTIONS, page XX, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your Global Gold shares  within 60 days of your  purchase,  you will pay a redemption fee of 1.00%.  Therefore,  if you redeem shares within 60 days, you will receive 99% of their value at redemption.  The remaining 1% is retained by the fund and helps cover transaction costs that long-term  investors may bear when the fund sells securities to meet investor redemptions.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the fee does not  exist and other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that Global Gold shares redeemed in this  manner may be subject  to a 1.00%  redemption  fee if held less than 60 days. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Global Gold pays  distributions of substantially all of its income, if any, on a
semiannual  basis  in  June  and  December.   Utilities  pays  distributions  of
substantially all of its income quarterly.  Distributions  from realized capital gains are paid twice a year,  usually in March and December.  The funds may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                Ordinary income       Ordinary income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century offers two classes of shares of the funds:  Investor Class and
Advisor Class.  The shares  offered by this  prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The Investor  Class has  different  fees,  expenses  and/or  minimum  investment requirements  from the class offered by this  prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
Investor Class shares,  call us at 1-800-345-2021.  You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund  assets.  The funds'  Advisor  Class  shares have a 12b-1  Plan.  Under the
Advisor Class Plan, each fund's Advisor Class pays the distributor an annual fee of  0.50% of  Advisor  Class  average  net  assets,  half  for  certain  ongoing shareholder  and  administrative  services and half for  distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies that make Advisor Class shares available.  Because these fees are used to pay for services that are not related to prospective  sales of the funds, the
Advisor Class will continue to make payments under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds'  assets on an ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales  charges.  For additional information  about the Plan and its terms,  see MULTIPLE CLASS  STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP,
independent   accountants.   Their  Report  of  Independent   Registered  Public
Accounting  Firm and the financial  statements are included in the funds' Annual
Reports, which are available upon request.

GLOBAL GOLD FUND

Advisor Class

[INFORMATION TO COME]

UTILITIES FUND

Advisor Class

[INFORMATION TO COME]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         o  EDGAR database at sec.gov
                        o  By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
GLOBAL GOLD

   Advisor Class           880               ACGGX             GlGold
--------------------------------------------------------------------------------
UTILITIES

   Advisor Class           883               ACUTX             Util
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42030

American Century
Investments
statement of
additional information

MAY 1, 2005

American Century Quantitative Equity Funds, Inc.

Equity Growth Fund

Global Gold Fund

Income & Growth Fund

Small Company Fund

Utilities Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES,  DATED MAY 1, 2005,  BUT IS NOT A  PROSPECTUS.  THE  STATEMENT  OF
ADDITIONAL   INFORMATION   SHOULD  BE  READ  IN  CONJUNCTION   WITH  THE  FUNDS'
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF THE PROSPECTUSES, PLEASE CONTACT US AT
ONE OF THE  ADDRESSES  OR  TELEPHONE  NUMBERS  LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL SHAREHOLDERS.

YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR SEMIANNUAL REPORTS BY CALLING
1-800-345-2021.

American Century
Investment Services, Inc.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY ..........................................................XX

FUND INVESTMENT GUIDELINES ..................................................XX
      Equity Growth, Income & Growth and Small Company ......................XX
      Global Gold ...........................................................XX
      Utilities .............................................................XX

FUND INVESTMENTS AND RISKS ..................................................XX
      Investment Strategies and Risks .......................................XX
      Investment Policies ...................................................XX
      Portfolio Turnover ....................................................XX

MANAGEMENT ..................................................................XX
      The Board of Directors ................................................XX
      Ownership of Fund Shares ..............................................XX
      Code of Ethics ........................................................XX
      Proxy Voting Guidelines................................................XX
      Disclosure of Portfolio Holdings.......................................XX

THE FUNDS' PRINCIPAL SHAREHOLDERS ...........................................XX

SERVICE PROVIDERS ...........................................................XX
      Investment Advisor ....................................................XX
      Portfolio Managers.....................................................XX
      Transfer Agent and Administrator ......................................XX
      Distributor ...........................................................XX

OTHER SERVICE PROVIDERS .....................................................XX
      Custodian Banks .......................................................XX
      Independent Registered Public Accounting Firm..........................XX

BROKERAGE ALLOCATION ........................................................XX
      Regular Broker-Dealers.................................................XX

INFORMATION ABOUT FUND SHARES ...............................................XX
      Multiple Class Structure ..............................................XX
      Buying and Selling Fund Shares ........................................XX
      Valuation of a Fund's Securities ......................................XX

TAXES .......................................................................XX
      Federal Income Taxes ..................................................XX
      State and Local Taxes .................................................XX

FINANCIAL STATEMENTS ........................................................XX

THE FUNDS' HISTORY

American  Century  Quantitative  Equity  Funds,  Inc. is a  registered  open-end management  investment  company organized as a Maryland  corporation.  It is the successor in interest to American Century Quantitative Equity Funds,  originally organized as a California  corporation  named Benham Equities,  Inc. on December
31,  1987.  From  August 18,  1988,  to January 1, 1997,  it was known as Benham
Equity Funds.  Throughout the statement of additional  information,  we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                   TICKER SYMBOL            INCEPTION DATE
--------------------------------------------------------------------------------
EQUITY GROWTH

   Investor Class                         BEQGX                    05/09/1991
   Advisor Class                          BEQAX                    10/09/1997
   Institutional Class                    AMEIX                    01/02/1998
   C Class                                AEYCX                    07/18/2001

--------------------------------------------------------------------------------
GLOBAL GOLD

   Investor Class                         BGEIX                    08/17/1988
   Advisor Class                          ACGGX                    05/06/1998

--------------------------------------------------------------------------------
INCOME & GROWTH

   Investor Class                         BIGRX                    12/17/1990
   Advisor Class                          AMADX                    12/15/1997
   Institutional Class                    AMGIX                    01/28/1998
   C Class                                ACGCX                    06/28/2001
   R Class                                AICRX                    08/29/2003

--------------------------------------------------------------------------------
SMALL COMPANY

   Investor Class                         ASQIX                    07/31/1998
   Advisor Class                          ASQAX                    09/07/2000
   Institutional Class                    ASCQX                    10/01/1999
   R Class                                ASCRX                    08/29/2003

--------------------------------------------------------------------------------
UTILITIES

   Investor Class                         BULIX                    03/01/1993
   Advisor Class                          ACUTX                    06/25/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment  Management,  Inc.,  (ACIM) can use various  investment  vehicles and
strategies  in  managing  a  fund's  assets.   Descriptions  of  the  investment
techniques and risks associated with individual funds also appear herein,  while techniques  and  risks  applicable  to all of the funds  appear in the  section,
INVESTMENT  STRATEGIES  AND RISKS,  which  begins on page XX. In the case of the funds'  principal  investment  strategies,  these  descriptions  elaborate  upon discussions contained in the prospectuses.

Each fund,  except  Global Gold,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold is classified as nondiversified.  Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price  change in any one of these  securities  may have a greater  impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

EQUITY GROWTH, INCOME & GROWTH AND SMALL COMPANY

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of domestic and foreign common stocks and equity-equivalent  securities.
However,  subject to the specific  limitations  applicable to a fund, the funds'
management  teams may invest the assets of each fund in varying amounts in other instruments  and  may  use  other  techniques,  such as  those  discussed  under
INVESTMENT  STRATEGIES  AND RISKS,  when such a course is deemed  appropriate in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion  of the  manager,  are  high-grade  issues  also  may be  purchased  for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally.  In most  circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use  futures  contracts  as a way to expose  each  fund's cash assets to the market,  while  maintaining  liquidity.  As mentioned in the  prospectuses,  the managers may not  leverage a fund's  portfolios,  so there is no greater  market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES,  page
XX, SHORT-TERM SECURITIES, page XX and FUTURES AND OPTIONS, page XX.

GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's prospectus, the  portfolio  managers  have broad powers to decide how to invest fund assets, including the power to hold them  uninvested.  One of the non-stock  investments the portfolio managers may make is in gold itself, as described below.

GOLD  BULLION.  As a  means  of  seeking  its  principal  objective  of  capital appreciation  and when it is felt to be  appropriate as a possible hedge against inflation,  Global  Gold may invest a portion of its assets in gold  bullion and may hold a portion of its cash in foreign  currency  in the form of gold  coins.
There is, of course,  no assurance that such  investments  will provide  capital appreciation as a hedge against inflation.  The fund's ability to invest in gold bullion is restricted  by the  diversification  requirements  that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal  Revenue  Code of 1986,  as amended  (the Code).  In addition,  the ability of the fund to make such  investments  may be further  restricted by the securities  laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold  bullion at such times as the  prospects of such  investments  are, in the opinion of management,  attractive in relation to other  possible  investments.  The basic trading unit for gold bullion is a gold bar weighing  approximately  100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller  units.  Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded  primarily  in New York,  London and Zurich gold  markets and in terms of volume,  such gold  markets  have been the major  markets  for  trading  in gold bullion.  Prices in the Zurich gold market generally correspond to the prices in the London gold market.  Since the ownership of gold bullion became legal in the
United States on December 31, 1974,  U.S.  markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S.  markets,  although such  transactions  may be made in foreign markets when it is deemed to be in the best interest of the fund.  Transactions  in gold bullion by the fund are negotiated with principal  bullion dealers,  unless,  in the portfolio managers' opinion,  more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is  purchased  or sold  include  dealer  mark-ups or  mark-downs  and  insurance expenses,  and may be a greater or lesser  percentage  of the price from time to time,  depending  on whether the price of gold bullion  decreases or  increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an  investment  will be from any gains  realized upon its sale,  and negative  return will be realized,  of course,  to the extent the fund sells its gold bullion at a loss.

As is the case  with  respect  to  virtually  all  investments,  there are risks inherent in Global  Gold's  policies of  investing  in  securities  of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general  considerations  described elsewhere in this  statement of  additional  information,  such  investments  may involve the following special considerations:

FLUCTUATIONS  IN THE PRICE OF GOLD.  The price of gold has recently been subject to  substantial  movements  over short  periods of time and may be  affected  by unpredictable  international  monetary and political policies,  such as currency devaluations or revaluations,  economic conditions within an individual country, trade imbalances,  or trade or currency  restrictions  between countries,  world inflation  rates and interest  rates.  The price of gold,  in turn, is likely to affect the market  prices of  securities  of companies  mining,  processing,  or dealing in gold and,  accordingly,  the value of the fund's  investments in such securities also may be affected.

POTENTIAL  EFFECT OF  CONCENTRATION  OF SOURCE OF SUPPLY  AND  CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source  cannot be readily  ascertained.  One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic  conditions  affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales  agent for gold  produced  in South  Africa is the  Reserve  Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African  bullion.  The South African  Ministry of Mines determines gold mining  policy.  South Africa depends  predominantly  on gold sales for the foreign  exchange  necessary  to finance its  imports,  and its sales  policy is necessarily  subject  to  national  and  international  economic  and  political developments.

UNPREDICTABLE MONETARY POLICIES,  ECONOMIC AND POLITICAL CONDITIONS.  The fund's assets  might be less  liquid or the change in the value of its assets  might be more volatile (and less related to general price movements in the U.S.  markets)
than  would be the case  with  investments  in the  securities  of  larger  U.S.
companies,  particularly because the price of gold and other precious metals may be affected by unpredictable  international  monetary  policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or  speculation.  In addition,  the use of gold or Special Drawing Rights (which are also used by members of the  International  Monetary Fund for  international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand,  and therefore the price, of gold to a variety of economic  factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31,  1974,  a market  did not exist in the United  States in which gold  bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold,  markets  have  developed  in the  United  States.  Any large purchases  or sales of gold  bullion  could  have an effect on the price of gold bullion.  Recently, several central banks have been sellers of gold bullion from their  reserves.  Sales by central  banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT  MANAGER.  The  successful  management of the fund's portfolio may be more  dependent  upon the skills and expertise of its portfolio managers  than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund  concentrates  its assets in the utilities  industry, its performance  depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as  transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons  with other  market  sectors  but by trends  and  events  within the utilities industry.  The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS.  Regulators (primarily at the state level) monitor and control public  utility  company  revenues and costs.  Regulators  can limit profits and dividends  paid to investors;  they also may restrict a company's  access to new markets.  Some analysts observe that state  regulators have become  increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable  changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political  events,  energy  conservation  programs,  the success of
exploration   projects,   or  tax  and  other  regulatory  policies  of  various
governments.

ENVIRONMENTAL  RISKS. There are considerable costs associated with environmental
compliance,   nuclear  waste  cleanup  and  safety   regulation.   For  example,
coal-burning  utilities  are under  pressure to curtail  sulfur  emissions,  and utilities  in  general  increasingly  are  called  upon  by  regulators  to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing  weather  patterns and natural  disasters  affect  consumer  demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY  AND  COMPETITIVE   RISKS.  The  introduction  and  phase-in  of  new
technologies can affect a utility company's  competitive  strength.  The race by long-distance  telephone  providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric  utility  segments  of the  utilities  industry  is another  example of
competitive  risk.   Typically,   IPPs  wholesale  power  to  established  local
providers,  but there is a trend  toward  letting  them sell power  directly  to industrial  consumers.  Co-generation  facilities,  such as  those  of  landfill operators that produce  methane gas as a byproduct of their core business,  pose another  competitive  challenge  to gas and electric  utilities.  In addition to offering a less  expensive  source of power,  these  companies  may receive more favorable  regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS.  Utility  companies  usually finance  capital  expenditures
(e.g.,  new plant  construction)  by issuing  long-term debt.  Rising  long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may  invest an  unlimited  amount of its assets in the  securities  of issuers in developed  foreign  countries,  including foreign  governments,  when these securities meet its standards of selection.  The funds consider  developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,  Denmark,
Finland,  France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,  Sweden,
Switzerland,  the United  Kingdom and the United  States.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation,  nationalization,  confiscatory  taxation, and limitations on the removal  of funds or other  assets,  also  could  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest will have  substantially less trading volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

INVESTING IN EMERGING MARKET COUNTRIES

Global Gold and Utilities may invest a minority  portion of their  international holdings in securities of issuers in emerging market (developing) countries. The funds  consider  "emerging  market  countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries  not included in this category for the funds are  Australia,  Austria,
Belgium,  Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland,  Italy,  Japan,  Luxembourg,  the  Netherlands,  New  Zealand,  Norway,
Portugal,  Singapore,  Spain,  Sweden,  Switzerland,  the United Kingdom and the
United States. In addition, as used in this statement of additional information,
"securities  of issuers in emerging  market  countries"  means (i) securities of issuers for which the principal  securities trading market is an emerging market country or (ii)  securities of issuers having their  principal place of business or principal office in an emerging market country.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

DEPOSITARY RECEIPTS

American  Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts  representing  ownership  of shares of a  foreign-based  issuer held in trust by a bank or similar  financial  institution.  These are designed for U.S.
and  European  securities  markets  as  alternatives  to  purchasing  underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored  ADRs  and  EDRs  are  certificates  in  which  a  bank  or  financial institution participates with a custodian.  Issuers of unsponsored ADRs and EDRs are not contractually  obligated to disclose material  information in the United
States.  Therefore,  there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer.  They are issued by U.S. banks and traded on exchanges or over the counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign  issuer has allocated for trading in the United States.  ADRs,  ordinary shares and New York shares all may be purchased with and sold for U.S.  dollars, which protects the fund from the foreign  settlement  risks  described under the section titled FOREIGN SECURITIES, page XX.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page XX.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page XX, are an example of the type of derivative security in which a fund might invest.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar  issuers,  but lower than the yield on  nonconvertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a nonconvertible security does not. At any given time, investment value generally  depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

DEBT SECURITIES

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities will be limited to  investment-grade  obligations.  Investment  grade means that at the time of purchase,  such  obligations are rated within the four highest categories by a nationally  recognized  statistical rating  organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
&  Poor's  Corporation),  or, if not  rated,  are of  equivalent  investment quality as determined by the funds' advisor.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P  indicates  S&P's belief that a security  exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral  account  consisting of cash, cash  equivalents or other  appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain  additional  transaction  costs  associated with short sales, but the fund will endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations; or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depository  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Directors has approved the advisor's  policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the purchases can be made.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating  histories.  The managers consider an issuer to have a limited operating  history  if that  issuer  has a record  of less than  three  years of continuous  operation.  The managers will consider periods of capital formation, incubation,  consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls  (buy/sell  back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies, (including money market funds) currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange  traded funds  (ETFs),  such as Standard  &
Poor's Depository Receipts (SPDRs) and the NASDAQ-100  index-tracking ETF (CUBES or QQQQs),  with the same  percentage  limitations  as investments in registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position); or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position); or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the  S&P  500 Index for equity  funds.  The  managers  also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.

At any time prior to expiration  of the future,  the fund may elect to close the position by taking an opposite  position.  A final  determination  of  variation margin is then made;  additional  cash is  required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of  Directors  to  determine.  Such  determination  is to be based  upon a consideration  of the readily  available  trading  markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. GOVERNMENT SECURITIES

Each fund may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are  supported  by the  direct  full  faith  and  credit of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association,  are supported by the discretionary  authority of the U.S.
government to purchase the agencies' obligations;  and others are supported only by the  credit  of the  issuing  or  guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  331/3% of the fund's  total  assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       Equity  Growth,  Income & Growth and Small  Company  may not
                    concentrate  (invest 25% or more of the fund's  total assets at the time of purchase) their  investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies  or  instrumentalities).  The  other  funds may not deviate from their policies of concentrating  investments in
                    securities  of  issuers  as  follows:   engaged  in  mining,
                    fabricating, processing or dealing in gold or other precious metals, such as silver,  platinum and palladium [Global Gold only];  or  engaged  in the  utilities  industry  [Utilities only].

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         For all funds except Global Gold: A fund may not purchase or sell  physical  commodities  unless  acquired as a result of ownership of securities or other  instruments  provided this limitation  shall not prohibit the fund from  purchasing  or selling  options  and  futures  contracts  or  investing  in
                    securities   or  other   instruments   backed  by   physical
                    commodities.

                    For  Global  Gold  only:  The  fund  may not  purchase  gold bullion,  gold coins, or gold represented by certificates of
                    ownership   interest  or  gold   futures   contracts   whose
                    underlying  commodity value would cause the fund's aggregate investment in such  commodities  to exceed 10% of the fund's net assets.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration:

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights tables in that fund's prospectus.

INCOME & GROWTH, EQUITY GROWTH, SMALL COMPANY AND UTILITIES

The portfolio managers will consider the length of time a security has been held in determining whether to sell it. Accordingly,  the portfolio turnover rate for
Equity  Growth is not expected to exceed 150%,  Small Company is not expected to exceed  175%,  and the  portfolio  turnover  rate for  Income  &  Growth and
Utilities is not expected to exceed 100%.

GLOBAL GOLD

The  managers  will sell  securities  without  regard to the  length of time the security has been held. Accordingly,  the portfolio turnover for Global Gold may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated  objective of the fund. In order to achieve the fund's investment objective, the managers may sell a given security,  regardless of the length of time it has been held in the portfolio,  and regardless of gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not  fulfilling its purpose,  because,  among other things,  it did not live up to the  managers'  expectations,  because  it may be replaced with another security  holding greater promise,  because it has reached its optimum potential,  because of a change in the circumstances of a particular company  or  industry  or  general  economic  conditions,  or  because  of  some combination of such reasons.

When a general decline in security prices is anticipated,  the fund may decrease or eliminate  entirely its equity positions and increase its cash position.  And when a general  rise in price levels is  anticipated,  the fund may increase its equity positions and decrease its cash position.  However, it should be expected that the fund will, under most  circumstances,  be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to the fund's investment  objective,  the managers believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required  to pursue the fund's  investment  objective.  As a result,  the fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives.  Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low;  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Effective  March 2004,  mandatory  retirement  age for independent  directors  is 73.  However,  the  mandatory  retirement  age may be extended for a period not to exceed two years with the approval of the remaining independent  directors.  The  independent  directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those listed as  interested  directors are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in,  ACC or any of its  wholly-owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC. The  directors  serve in this capacity for eight  registered  investment  companies  in the  American  Century family of funds.  All  persons  named as  officers  of the funds  also  serve in similar capacities for the other 12 investment  companies advised by ACIM unless otherwise  noted.  Only  officers with policy  making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                          LENGTH                                   COMPLEX       OTHER
                           POSITION(S)    OF TIME                                  OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS              HELD WITH      SERVED    PRINCIPAL OCCUPATION(S)        BY            HELD BY
(YEAR OF BIRTH))           FUND           (YEARS)   DURING PAST 5 YEARS            DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

William M. Lyons           Director       7         Chief Executive Officer, ACC     33          None
4500 Main Street                                    and other ACC subsidiaries
Kansas City, MO 64111                               (September 2000 to present)
(1955)                                              President, ACC
                                                    (June 1997 to present)
                                                    President, ACIM
                                                    (September 2002 to present)
                                                    President, ACIS
                                                    (July 2003 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    Also serves as: Executive
                                                    Vice President, ACS LLC and other
                                                    ACC subsidiaries

-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
Albert Eisenstat           Director       9         Retired,                         33          Independent Director,
1665 Charleston Road                                Private Investor                             SUNGARD DATA SYSTEMS
Mountain View, CA 94043                                                                          (1991 to present)
(1930)                                                                                           Independent Director,
                                                                                                 BUSINESS OBJECTS S/A
                                                                                                 (1994 to present)
                                                                                                 Independent Director,
                                                                                                 COMMERCIAL METALS
                                                                                                 (1983-2001)

John Freidenrich           Advisory       Less      Member and Manager, REGIS        33          None
1665 Charleston Road       Board          than      MANAGEMENT COMPANY, LLC
Mountain View, CA 94043    Member         1 year    (April 2004 to present)
(1937)                                              Partner and Founder,
                                                    BAY PARTNERS (Venture
                                                    capital firm, 1976 to present)
                                                    Partner and Founder, WARE &
                                                    FREIDENRICH (1968 to present)

Ronald J. Gilson           Director,      9         Charles J. Meyers Professor      33          None
1665 Charleston Road       Chairman of              of Law and Business,
Mountain View, CA 94043    the Board                STANFORD LAW SCHOOL
(1946)                                              (1979 to present)
                                                    Marc and Eva Stern
                                                    Professor of Law and
                                                    Business, COLUMBIA
                                                    UNIVERSITY SCHOOL OF LAW
                                                    (1992 to present)

Kathryn A. Hall            Director       3         Co-Chief Executive Officer and   33          None
1665 Charleston Road                                Chief Investment Officer,
Mountain View, CA 94043                             OFFIT HALL CAPITAL
(1957)                                              MANAGEMENT, LLC
                                                    (April 2002 to present)
                                                    President and Managing
                                                    Director, LAUREL MANAGEMENT
                                                    COMPANY, L.L.C.
                                                    (1996 to April 2002)

Myron S. Scholes           Director       24        Chairman, OAK HILL PLATINUM      33          Director, DIMENSIONAL
1665 Charleston Road                                PARTNERS, and a Partner,                     FUND ADVISORS
Mountain View, CA 94043                             OAK HILL CAPITAL MANAGEMENT                  (investment advisor,
(1941)                                              (1999 to present)                            1982 to present)
                                                    Frank E. Buck Professor                      Director, CHICAGO
                                                    of Finance-Emeritus,                         MERCANTILE EXCHANGE
                                                    STANFORD GRADUATE SCHOOL                     (2000 to present)
                                                    OF BUSINESS (1981 to present)

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                          LENGTH                                   COMPLEX       OTHER
                           POSITION(S)    OF TIME                                  OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS              HELD WITH      SERVED    PRINCIPAL OCCUPATION(S)        BY            HELD BY
(YEAR OF BIRTH))           FUND           (YEARS)   DURING PAST 5 YEARS            DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------

Kenneth E. Scott          Director       33         Ralph M. Parsons Professor     33            None
1665 Charleston Road                                of Law and Business,
Mountain View, CA 94043                             STANFORD LAW SCHOOL
(1928)                                              (1972 to present)

John B. Shoven            Director       2          Professor of Economics,        33            Director, CADENCE
1665 Charleston Road                                STANFORD UNIVERSITY                          DESIGN SYSTEMS
Mountain View, CA 94043                             (1977 to present)                            (1992 to present)
(1947)                                                                                           Director, Watson
                                                                                                 WYATT WORLDWIDE
                                                                                                 (2002 to present)
                                                                                                 Director, PALMSOURCE INC.
                                                                                                 (2002 to present)

Jeanne D. Wohlers         Director       20         Retired, Director and Partner, 33            Director, QUINTUS
1665 Charleston Road                                WINDY HILL PRODUCTIONS, LP                   CORPORATION
Mountain View, CA 94043                             (educational software,                       (automation solutions,
(1945)                                              1994 to 1998)                                1995 to present)

---------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------
William M. Lyons          President      4          See entry above under          Not           See entry above under
4500 Main Street                                    "Interested Directors."        applicable    "Interested Directors."
Kansas City, MO 64111

(1955)

Robert T. Jackson         Executive      4          Chief Administrative Officer,  Not           Not
4500 Main Street          Vice                      ACC (August 1997 to present)   applicable    applicable
Kansas City, MO 64111     President                 Chief Financial Officer, ACC
(1946)                                              (May 1995 to October 2002)
                                                    Chairman, AMERICAN CENTURY
                                                    VENTURES, INC.
                                                    (April 2004 to present)
                                                    President, ACS LLC
                                                    (January 1999 to present)
                                                    Executive Vice President, ACC
                                                    (May 1995 to present)
                                                    Also serves as: Executive Vice
                                                    President and Chief
                                                    Financial Officer,
                                                    ACIM, ACIS and other ACC
                                                    subsidiaries and
                                                    Treasurer, ACIM

Maryanne Roepke           Senior Vice    4          Senior Vice President          Not           Not
4500 Main Street          President,                (April 1998 to present)        applicable    applicable
Kansas City, MO 64111     Treasurer                 and Assistant Treasurer,
(1956)                    and Chief                 ACS LLC
                          Accounting                (September 1985 to present)
                          Officer                   ACIM, ACIS and ACS LLC

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                          LENGTH                                   COMPLEX       OTHER
                           POSITION(S)    OF TIME                                  OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS              HELD WITH      SERVED    PRINCIPAL OCCUPATION(S)        BY            HELD BY
(YEAR OF BIRTH))           FUND           (YEARS)   DURING PAST 5 YEARS            DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------

David C. Tucker        Senior Vice       6          Senior Vice President  and      Not           Not
4500 Main Street       President                    General Counsel,                applicable    applicable
Kansas City, MO 64111  and                          ACIM, ACIS, ACS LLC
(1958)                 General                      and other ACC subsidiaries)
                       Counsel                      (June 1998 to present)
                                                    Vice President and General
                                                    Counsel, ACC
                                                    (June 1998 to present)

Charles C.S. Park      Vice President,   4          Chief Compliance Officer,       Not           Not
4500 Main Street       and Chief                    ACS LLC, ACIM and ACGIM         applicable    applicable
Kansas City, MO 64111  Compliance                   (March 2005 to present)
(1967)                 Officer        less than     Vice President, ACS LLC and ACIM
                                      1 year        (February 2000 to present)
                                                    Assistant General Counsel,
                                                    ACS LLC
                                                    (January 1998 to March 2005)

C. Jean Wade           Controller(1)  8             Vice President, ACS LLC         Not           Not
4500 Main Street                                    (February 2000 to present)      applicable    applicable
Kansas City, MO 64111                               Controller-Investment Accounting,
(1964)                                              ACS LLC

Robert Leach           Controller     8             Vice President, ACS LLC         Not           Not
4500 Main Street                                    (February 2000 to present)      applicable    applicable
Kansas City, MO 64111                               Controller-Investment Accounting,
(1966)                                              ACS LLC

Jon Zindel             Tax Officer    7             Vice President, Corporate Tax,  Not           Not
4500 Main Street                                    ACS LLC (April 1998 to present) applicable    applicable
Kansas City, MO 64111                               Vice President, ACIM, ACIS
(1967)                                              and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Director, AMERICAN CENTURY
                                                    BENEFIT SERVICES, INC.
                                                    (February 2000 to December 2003)
                                                    Treasurer, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES
                                                    (December 2000 to December 2003)
                                                    Treasurer, AMERICAN CENTURY
                                                    VENTURES, INC.
                                                    (December 1999 to April 2001)

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

THE ADVISORY BOARD

The funds also have an Advisory  Board.  Members of the Advisory  Board function like fund directors in many respects,  but do not possess voting power. Advisory
Board members attend all meetings of the Board of Directors and the  independent directors  and  receive  any  materials  distributed  in  connection  with  such meetings.  Advisory  Board  members  may be  considered  as  candidates  to fill vacancies on the Board of Directors.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  or annual  analyses of its  performance  in the  following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities)

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                               MEETINGS HELD
                                                                                               DURING LAST
COMMITTEE       MEMBERS             FUNCTION                                                   FISCAL YEAR

Audit           Kenneth E. Scott    The Audit Committee approves the engagement of the funds'       5
                Albert Eisenstat    independent registered public accounting firm, recommends
                Jeanne D. Wohlers   approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The Committee receives reports
                                    from the advisor's Internal Audit Department, which is
                                    accountable to the Committee. The Committee also
                                    receives reporting about compliance matters affecting
                                    the funds.

Corporate       Ronald J. Gilson    The Corporate Governance Committee reviews Board                3
Governance      (additional         procedures and committee structures. It may recommend
                membership to       the creation of new committees, evaluate the membership
                be determined)      structure of new and existing committees, consider the
                                    frequency and duration of Board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the Board .

Nominating      Jeanne D. Wohlers   The Nominating Committee primarily considers and                3
                Kenneth E. Scott    recommends individuals for nomination as directors. The
                Ronald J. Gilson    names of potential director candidates are drawn from a
                Albert Eisenstat    number of sources, including recommendations from members
                Myron S. Scholes    of the board, management and shareholders. The Nominating
                Kathryn A. Hall     Committee does not currently have a policy governing the
                John B. Shoven      circumstances under which it will or will not consider nominees recommended by shareholders.

Portfolio       Myron Scholes       The Portfolio Committee reviews quarterly the investment        5
                Kathryn A. Hall     activities and strategies used to manage fund assets. The
                William M. Lyons    committee regularly receives reports from portfolio managers,
                (ad hoc)            credit analysts and other investment personnel concerning
                                    the funds' investments.

Quality         Ronald J. Gilson    The Quality of Service Committee reviews the level and quality  5
of              John B. Shoven      of transfer agent and administrative services provided to the
Service         William M. Lyons    funds and their shareholders. It receives and reviews reports
                (ad hoc)            comparing those services to those of fund competitors and
                                    seeks to improve such services where feasible and appropriate.

COMPENSATION OF DIRECTORS

The  directors  serve as  directors  or  trustees  for  eight  American  Century investment  companies.  Each director who is not an interested person as defined in the Investment  Company Act receives  compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004

                        TOTAL COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR        FROM THE FUNDS(1)      AMERICAN CENTURY FAMILY OF FUNDS(2)

Albert Eisenstat            $18,440                    $87,000

John Freidenrich             $1,416                    $10,540

Ronald J. Gilson            $33,200                   $128,500

Kathryn A. Hall             $18,182                    $86,250

Myron S. Scholes            $17,549                    $84,500

Kenneth E. Scott            $20,074                    $91,750

John B. Shoven              $17,660                    $84,750

Jeanne D. Wohlers           $17,930                    $85,500

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2004,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE EIGHT INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $87,000; MR. GILSON,  $128,500; MS. HALL, $43,125; MR. SCHOLES,
     $84,500; MR. SCOTT, $91,750; AND MR. SHOVEN, $84,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below:

                                                                NAME OF DIRECTORS

                                                 WILLIAM M.   ALBERT     RONALD J.   KATHRYN A.
                                                  LYONS      EISENSTAT    GILSON       HALL
-----------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
   Equity Growth                                     C           A           E          A
   Global Gold                                       A           A           A          A
   Income & Growth                                   E           A           A          D
   Small Company                                     E           A           A          A
   Utilities                                         A           A           A          A
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                       E           E           E          D

                                                              NAME OF DIRECTORS

                                                 MYRON S.    KENNETH E.   JOHN B.    JEANNE D.
                                                 SCHOLES      SCOTT       SHOVEN     WOHLERS
-----------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
   Equity Growth                                     D           A           A          D
   Global Gold                                       A           A           A          A
   Income & Growth                                   C           E           E          A
   Small Company                                     A           A           A          A
   Utilities                                         A           A           A          A
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                       E           E           E          E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters
o  Anti-Greenmail Proposals
o  Changes to Indemnification Provisions
o  Non-Stock Incentive Plans
o  Director Tenure
o  Directors' Stock Options Plans
o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes. In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).

Non-disclosure agreements require the approval of the advisor's Legal
Department. The advisor's chief investment officer, general counsel and chief compliance officer receive quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. The chief compliance officer is required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those service providers who have entered such non-disclosure agreements as of
February 15, 2005 are as follows:

Aetna Inc.

American Express Financial Corporation

American Fidelity Assurance Co.

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

AUL/American United Life Insurance Company

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Frank Russell Company

Fund Evaluation Group, LLC

Gartmore Mutual Fund Capital Trust (GMFCT)

Hewitt Associates LLC

ICMA Retirement Corporation

ING

ING Life Insurance & Annuity Co.

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Jeffrey Slocum & Associates, Inc.

Kansas City Life Insurance Company

Kmotion, Inc.

Lipper Inc.

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NYLife Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

SAFECO Life

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Skandia

Smith Barney

State Street Global Markets

SunTrust Bank

The Guardian Life Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Union Central Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

VALIC Financial Advisors

VALIC Retirement Services Company

Vestek

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

DISCLOSURE IN ONE-ON-ONE PRESENTATIONS

From time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP without special authorization. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

OTHER

Various service providers to the funds and the funds' advisor, such as auditors, custodians and brokers involved in the execution of fund trades, must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
board of directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April _____,  2005, the following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                                PERCENTAGE OF      PERCENTAGE OF
                                                 OUTSTANDING        OUTSTANDING
FUND/                                           SHARES OWNED       SHARES OWNED
CLASS    SHAREHOLDER                              OF RECORD       BENEFICIALLY(1)

EQUITY GROWTH

   Investor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         Massachusetts Mutual Life                  XX%                 XX%
         Insurance Co.
         Springfield, Massachusetts

         Schwab 529 College Savings Plan            XX%                 XX%
         Kansas City, Missouri

   Advisor Class

         Saxon & Co.                                XX%                 XX%
         Philadelphia, Pennsylvania

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         Union Bank TR                              XX%                 XX%
             FBO Select Benefit Omnibus             XX%                 XX%
             San Diego, California

         Penfirn & Co.                              XX%                 XX%
         Omaha, Nebraska

         Fulton Financial Adv                       XX%                 XX%
         Lancaster, Pennsylvania

         American Express Trust Co.                 XX%                 XX%
             FBO American Express Trust             XX%                 XX%
             Retirement Service Plans
             Minneapolis, Minnesota

         AMFO & Co.                                 XX%                 XX%
         Kansas City, Missouri

   Institutional Class

         UMB Bank NA TR                             XX%                 XX%
         Phelps Dodge Employee
         Savings Plan & Trust
         Kansas City, Missouri

         Trustees of American Century P/S &         XX%                 XX%
         401k Savings Plan & Trust
         Kansas City, Missouri

   C Class

         American Enterprise Investment Svcs        XX%                 XX%
         Minneapolis, Minnesota

         Mobank & CO. EB                            XX%                 XX%
         Monroe, Michigan

         Pershing LLC                               XX%                 XX%
         Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF      PERCENTAGE OF
                                                 OUTSTANDING        OUTSTANDING
FUND/                                           SHARES OWNED       SHARES OWNED
CLASS    SHAREHOLDER                              OF RECORD       BENEFICIALLY(1)

GLOBAL GOLD

   Investor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         Pershing LLC                               XX%                 XX%
         Jersey City, New Jersey

   Advisor Class

         National Financial Services Corp.          XX%                 XX%
         New York, New York

         National Inv Svcs.                         XX%                 XX%
         New York, New York

         Pershing LLC                               XX%                 XX%
         Jersey City, New Jersey

         HUBCO Regions Financial Corp.              XX%                 XX%
         Birmingham, Alabama

INCOME & GROWTH

   Investor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

   Advisor Class

         Principal Life Insurance                   XX%                 XX%
         Des Moines, Iowa

         Nationwide Insurance Company               XX%                 XX%
         Columbus, Ohio

         American Express Trust Co.                 XX%                 XX%
             FBO American Express Trust             XX%                 XX%
             Retirement Service Plans
             Minneapolis, Minnesota

         A.G. Edwards & Sons, Inc.                  XX%                 XX%
         FBO Various Clients
         St. Louis, Missouri

         Nationwide Trust Company                   XX%                 XX%
         Columbus, Ohio

   Institutional Class

         UMB Bank NA TR                             XX%                 XX%
         Phelps Dodge Employee
         Savings Plan & Trust
         Kansas City, Missouri

         UBATCO & Co.                               XX%                 XX%
             FBO College Savings                    XX%                 XX%
             Plan of Nebraska
             Lincoln, Nebraska
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF      PERCENTAGE OF
                                                 OUTSTANDING        OUTSTANDING
FUND/                                           SHARES OWNED       SHARES OWNED
CLASS    SHAREHOLDER                              OF RECORD       BENEFICIALLY(1)

INCOME & GROWTH

   Institutional Class

         UMB Bank TR                                XX%                 XX%
         Navistar International Transportation
         Retirement Savings Plan & Trust
         Kansas City, Missouri

         USAA Federal Savings Bank                  XX%                 XX%
         San Antonio, Texas

         Nationwide Insurance Company               XX%                 XX%
         Columbus, Ohio

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         UMB Bank NA TR                             XX%                 XX%
         Buckeye Pipeline Services Company
         Retirement and Savings Plan
         Kansas City, Missouri

   C Class

         Pershing LLC                               XX%                 XX%
         Jersey City, New Jersey

         Legg Mason Wood Walker Inc.                XX%                 XX%
         Baltimore, Maryland

         Mobank & Co. EB 16%                        XX%
         Monroe, Michigan

         American Enterprise Investment Svcs        XX%                 XX%
         Minneapolis, Minnesota

   R Class

         MCB Trust Svcs                             XX%                 XX%
         Life Care Home Svcs
         of NW Pennsylvania Retirement
         Denver, Colorado

         Mesirow Financial Inc.                     XX%                 XX%
         SEP IRA Acct
         Chicago, Illinois

         American Century Investment
         Management, Inc.                           XX%                 XX%
         Kansas City, Missouri

SMALL COMPANY

   Investor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         ITT Industries Investment                  XX%                 XX%
         & Savings 401k Trust
             FBO Salaried Employees                 XX%                 XX%
             Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF      PERCENTAGE OF
                                                 OUTSTANDING        OUTSTANDING
FUND/                                           SHARES OWNED       SHARES OWNED
CLASS    SHAREHOLDER                              OF RECORD       BENEFICIALLY(1)

SMALL COMPANY

   Advisor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California

         Manufacturers Life Insurance
         Co. USA  24%                               XX%
         Toronto, Ontario

         Nationwide Trust Company                   XX%                 XX%
         Columbus, Ohio

         Schwab 529 College Savings Plan            XX%                 XX%
         Kansas City, Missouri

INSTITUTIONAL CLASS

         Wachovia Bank                              XX%                 XX%
             FBO Portfolio Strategies               XX%                 XX%
             Reinv Reinv
             Charlotte, North Carolina

             FBO Portfolio Strategies               XX%                 XX%
             Cash Cash
             Charlotte, North Carolina

             FBO Portfolio Strategies               XX%                 XX%
             Cash Reinv
             Charlotte, North Carolina

         JPMorgan Chase Bank Trustee                XX%                 XX%
         Collins & Aikman Pension
         Trust Salaried
         Brooklyn, New York

         Fulvest & Co.                              XX%                 XX%
         Lancaster, Pennsylvania

         The Fulton Co.                             XX%                 XX%
         Lancaster, Pennsylvania

         Trustees of American Century               XX%                 XX%
         P/S & 401k Savings Plan & Trust
         Kansas City, Missouri

   R Class

         MCB Trust Svcs                             XX%                 XX%
             Life Care Home Svcs                    XX%                 XX%
             of NW Pennsylvania Retirement
             Denver, Colorado

             Keeton Construction Co., Inc.          XX%                 XX%
             401k
             Denver, Colorado

         SafeCo Investment Services Inc.            XX%                 XX%
         Seattle, Washington

         Fehr & Peers Associates Inc.               XX%                 XX%
         401k Profit Sharing Plan
         Lafayette, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF      PERCENTAGE OF
                                                 OUTSTANDING        OUTSTANDING
FUND/                                           SHARES OWNED       SHARES OWNED
CLASS    SHAREHOLDER                              OF RECORD       BENEFICIALLY(1)

UTILITIES

   Investor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California
   Advisor Class

         Charles Schwab & Co. Inc.                  XX%                 XX%
         San Francisco, California
         Susquehanna Trust & Investment             XX%                 XX%
         TTEE For AE SYS Technologies LLC
         401k Plan Union Employees
         Lititz, Pennsylvania

         Nationwide Trust Company                   XX%                 XX%
         Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of American Century Quantitative Equity Funds, Inc.
A  shareholder  owning  of  record  or  beneficially  more  than 25% of a fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders'  meeting than votes of other  shareholders.  As of April XX, 2004, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the corporation's  funds is categorized  according to the broad asset class in which it invests (e.g., money market, bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of directors as the  corporation.  Together,  the Fund  Category  Assets and the
Other Account  Category Assets comprise the  "Investment  Category  Assets." The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
 EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH AND UTILITIES

CATEGORY ASSETS                     FEE RATE

First $1 billion                    0.5200%

Next $5 billion                     0.4600%

Next $15 billion                    0.4160%

Next $25 billion                    0.3690%

Next $50 billion                    0.3420%

Next $150 billion                   0.3390%

Thereafter                          0.3380%

INVESTMENT CATEGORY FEE SCHEDULE FOR: SMALL COMPANY

CATEGORY ASSETS                     FEE RATE

First $1 billion                    0.7200%

Next $5 billion                     0.6600%

Next $15 billion                    0.6160%

Next $25 billion                    0.5690%

Next $50 billion                    0.5420%

Next $150 billion                   0.5390%

Thereafter                          0.5380%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

                         Investor Class
                         C Class and R Class:   Advisor Class:   Institutional Class:
Complex Assets           Fee Rate               Fee Rate         Fee Rate

First $2.5 billion       0.3100%                0.0600%          0.1100%

Next $7.5 billion        0.3000%                0.0500%          0.1000%

Next $15 billion         0.2985%                0.0485%          0.0985%

Next $25 billion         0.2970%                0.0470%          0.0970%

Next $25 billion         0.2870%                0.0370%          0.0870%

Next $25 billion         0.2800%                0.0300%          0.0800%

Next $25 billion         0.2700%                0.0200%          0.0700%

Next $25 billion         0.2650%                0.0150%          0.0650%

Next $25 billion         0.2600%                0.0100%          0.0600%

Next $25 billion         0.2550%                0.0050%          0.0550%

Thereafter               0.2500%                0.0000%          0.0500%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business,  render services to others and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale orders of its other clients when the advisor  believes such aggregation provides the best  execution for the funds.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees  incurred  by each fund for the fiscal  periods  ended
December 31, 2004, 2003 and 2002, are

indicated in the following table.

UNIFIED MANAGEMENT FEES

FUND                            2004                2003                2002
--------------------------------------------------------------------------------
EQUITY GROWTH

   Investor                 $9,066,806          $7,114,088          $8,226,475
   Advisor                    $561,790            $482,345            $492,218
   Institutional              $449,480            $513,607            $591,278
   C                           $10,945              $3,394              $1,575

--------------------------------------------------------------------------------
GLOBAL GOLD

   Investor                 $4,487,099          $3,467,459          $2,251,315
   Advisor                     $17,274              $9,120              $2,563

--------------------------------------------------------------------------------
INCOME & GROWTH

   Investor                $25,390,717         $22,887,736         $25,424,724
   Advisor                  $3,768,764          $3,320,015          $4,689,755
   Institutional            $1,397,989          $1,101,772          $1,034,572
   C                           $18,140             $13,636              $8,551
   R                              $273                  $9                 N/A

--------------------------------------------------------------------------------
SMALL COMPANY

   Investor                 $6,615,818          $1,833,748            $707,554
   Advisor                    $998,675             $94,507              $4,553
   Institutional              $880,777             $87,133              $7,648
   R                           $11,284                  $8                 N/A

--------------------------------------------------------------------------------
UTILITIES

   Investor                 $1,022,033            $878,964            $986,930
   Advisor                      $5,419              $4,670              $7,919

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                                                          OTHER ACCOUNTS
                                 REGISTERED                               (E.G., SEPARATE
                                 INVESTMENT                               ACCOUNTS
                                 COMPANIES (E.G.,    OTHER POOLED         AND CORPORATE
                                 OTHER AMERICAN      INVESTMENT VEHICLES  ACCOUNTS
                                 CENTURY FUNDS       E.G., COMMINGLED     INCLUDING
                                 AND AMERICAN        (TRUSTS AND 529      INCUBATION
                                 CENTURY -           EDUCATION            STRATEGIES,
                                 SUBADVISED FUNDS)   SAVINGS PLANS)       CORPORATE MONEY)
EQUITY GROWTH

William      Number of Other            X                  X                   X
Martin       Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

Thomas       Number of Other            X                  X                   X
Vaiana       Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

GLOBAL GOLD

William      Number of Other            X                  X                   X
Martin       Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

INCOME & GROWTH

Kurt         Number of Other            X                  X                   X
Borgwardt    Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

John         Number of Other            X                  X                   X
Schniedwind  Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

SMALL COMPANY

William      Number of Other            X                  X                   X
Martin       Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

Wilhelmine   Number of Other            X                  X                   X
Von Turk     Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

UTILITIES

John         Number of Other            X                  X                   X
Schniedwind  Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

Joseph       Number of Other            X                  X                   X
Sterling     Accounts Managed

             Assets in Other            X                  X                   X
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  investment  performance  is measured by a  combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

The starting  point for each fund's  custom peer group and its market  benchmark for compensation purposes are shown in the following table.

-----------------------    -----------------------    -------------------------
           FUND                  PEER GROUP                   BENCHMARK
-----------------------    -----------------------    -------------------------
Equity Growth              [TO BE PROVIDED]           [TO BE PROVIDED]
-----------------------    -----------------------    -------------------------
Global Gold                [TO BE PROVIDED]           [TO BE PROVIDED]
-----------------------    -----------------------    -------------------------
Income & Growth            [TO BE PROVIDED]           [TO BE PROVIDED]
-----------------------    -----------------------    -------------------------
Small Company              [TO BE PROVIDED]           [TO BE PROVIDED]
-----------------------    -----------------------    -------------------------
Utilities                  [TO BE PROVIDED]           [TO BE PROVIDED]
-----------------------    -----------------------    -------------------------

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in limited situations,  primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the
American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent fiscal year end.  American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.

OWNERSHIP OF SECURITIES

                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

EQUITY GROWTH

    William Martin                                     XX
    Thomas Vaiana                                      XX

GLOBAL GOLD

    William Martin                                     XX

INCOME & GROWTH

   Kurt Borgwardt                                      XX
    John Schniedwind                                   XX

SMALL COMPANY

    William Martin                                     XX
    Wilhelmine von Turk                                XX

UTILITIES

    John Schniedwind                                   XX
    Joseph Sterling                                    XX

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT  ADVISOR  on page XX.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment,  see the above discussion under the heading  INVESTMENT  ADVISOR on page XX. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services,  that would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
Floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund;

(2)  assisting and consulting in connection with SEC filings; and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the years ended December 31, 2004,  2003 and 2002, the brokerage  commissions of each fund were:

FUND                         2004                  2003                2002

Equity Growth             $5,483,178           $5,567,844          $1,804,637

Global Gold                 $783,446             $336,668            $952,236(1)

Income & Growth          $12,539,672          $13,567,220          $3,877,166

Small Company             $3,228,335             $720,424            $206,078(1)

Utilities                    $85,172              $93,689            $153,936

(1)  THE INCREASE IN BROKERAGE  COMMISSION PAID BY THE FUND IN 2002 WAS A RESULT
     OF AN INCREASE IN  SECURITIES  PURCHASED  BY THE FUND DUE TO A  SUBSTANTIAL
     INFLOW OF ASSETS INTO THE FUND DURING THE PERIOD.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as identified by Rule  10b-1  under the  Investment  Company  Act of 1940) or of their  parent companies.

                                                         VALUE OF SECURITIES
                                                         OWNED AS OF
FUND                    BROKER, DEALER OR PARENT         DECEMBER 31, 2004

Equity Growth          American Express Co.               $38,565,648
                       Wachovia Corp.                     $35,888,086

Income & Growth        Wachovia Corp.                     $65,338,352

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant to Rule 18f-3  adopted by the SEC.  Pursuant to such plan,  the  funds  may  issue up to five  classes  of  shares:  Investor  Class,
Institutional Class, Advisor Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors  directly  without any load or commission,  for a single unified  management fee. The Institutional and Advisor
Classes are made available to  institutional  shareholders or through  financial
intermediaries   that  do  not  require  the  same  level  of  shareholder   and
administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge  these  classes a lower total  management fee. In addition to the management  fee,  however,  the Advisor Class shares are subject to a Master  Distribution  and Shareholder  Services Plan (Advisor Class
Plan)  described  below.  The C Class also is made available  through  financial intermediaries,  for purchase by individual investors using "wrap account" style advisory  and  personal  services  from  the  intermediary.  The R Class is made available through financial  intermediaries  and is generally used in 401(k) and other retirement  plans.  The unified  management fee for the C and R Classes is the same as for Investor Class, but the C and R Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan
and the R Class Plan,  respectively) described below. The Advisor Class, C Class and R Class Plans have been adopted by the funds' Board of Directors and initial shareholder  in  accordance  with  Rule  12b-1  adopted  by the  SEC  under  the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds'  Advisor,  C and R Classes have approved  and entered  into the Advisor  Class Plan,  the C Class Plan and the R
Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The Plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors or by vote of a majority of the  outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

     Equity Growth                  $661,792

     Global Gold                     $20,286

     Income & Growth              $4,437,202

     Small Company                  $800,624

     Utilities                        $6,384

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners of shares  (including  contract owners of insurance  products that utilize the funds as underlying  investment media)
     and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and Shareholder  services do not include those activities and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid by the funds under the Advisor  Class Plan for  shareholder  services  was:
Equity Growth,  $330,896;  Global Gold,  $10,176;  Income & Growth,  $2,218,601;
Small Company, $400,312; and Utilities, $3,192.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  payment of sales  commissions,  ongoing  commissions  and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid by the funds under the Advisor  Class Plan for  distribution  services was:
Equity Growth, $330,896; Global Gold, $10,110; Income & Growth,  $2,218.601;
Small Company, $400,312; and Utilities, $3,192.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid under the C Class
Plan was:

     Equity Growth                   $16,228

     Income & Growth                 $26,892

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

     Income & Growth                    $202

     Small Company                    $5,410

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The sales  charges  applicable  to the C Class of the funds are described in the prospectuses  in the section  titled  CALCULATION  OF CONTINGENT  DEFERRED SALES
CHARGE (CDSC).  Shares of the C Class are subject to a contingent deferred sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges  and when they  apply are  described  in the  relevant  prospectus.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended  December 31, 2004 were:  Equity  Growth
$887.22; and Income & Growth $80.74.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell C Class  shares  of a fund at the  time of such  sales.
Payments  will equal 1.00% of the  purchase  price of the C Class shares sold by the  intermediary.  The distributor will retain the distribution fee paid by the fund for the  first 12  months  after  the  shares  are  purchased.  This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the distribution and individual
shareholder   services   fee   payments   described   above  to  the   financial
intermediaries  involved on a monthly  basis.  In  addition,  C Class  purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.  The portfolio  securities of each fund that are listed or traded on a  domestic  securities  exchange  are  valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio  securities primarily traded on foreign  securities  exchanges  are generally  valued at the  preceding  closing values of such securities on the exchange where primarily  traded. If no sale is reported,  or if local  convention or  regulation  so provides,  the mean of the latest  bid  and  asked  prices  is  used.  Depending  on  local  convention  or regulation,  securities  traded  over-the-counter  are priced at the mean of the latest bid and asked prices,  the last sale price or the official closing price.
When market  quotations are not readily  available,  securities and other assets are valued at fair value as determined in accordance with procedures  adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the advisor,  based on guidelines and procedures  established by the Board of Directors for determining the  valuation  of a  security,  determines  that this  would not result in fair valuation of a given security.  Other assets and securities for which quotations are not  readily  available  are valued in good faith at their fair value  using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the Exchange,  if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the  Exchange  is open.  If an event were to occur after the value of a security was established but before the net asset value per share was determined  that was likely to materially  change the net asset value, then that  security  would be valued at fair value as  determined  in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   such   calculation   does   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such  calculation and the value of the funds'  portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  from the funds in the same manner in which they were  realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains  dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of December 31, 2004, the funds in the table below had the following  capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.

FUND              2005        2006         2007        2008          2009          2010         2011
----              ----        ----         ----        ----          ----          ----         ----

Equity Growth                                                                 (106,101,429)  (11,238,583)

Global Gold    (581,523) (61,443,526) (56,658,958) (30,893,211)  (20,993,041)   (5,359,778)

Income & Growth                                                                (21,920,103)  (85,489,630)

Small Company      0          0            0           0              0             0               0

Utilities                                                                      (50,570,055)   (6,674,640)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days  before or after the  redemption  may be subject to the wash sale rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers  LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
December 31, 2004, are incorporated herein by reference.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds, online at  americancentury.com or by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

P.O. Box 419200
Kansas City, Missouri 64141-6200
INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE

1-800-345-8765

americancentury.com

FAX

816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

SH-SAI-42035   0505

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 22   Exhibits

     (a)  (1) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (2) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (3) Articles  Supplementary  of American Century  Quantitative  Equity
Funds, Inc., dated May 4, 2004, are included herein.

     (b) Amended and  Restated  Bylaws,  dated  August 26,  2004,  are  included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated August 1, 2004, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated November 17, 2004 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 106 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments  and the  JPMorgan  Chase  Bank,  dated May 1, 2004  (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
the Registrant on June 29, 1998, File No. 33-19589,  and incorporated  herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 30, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation dated May 1, 2004 (filed  electronically as Exhibit
h10  to  Post-Effective  Amendment  No.  35 to  the  Registration  Statement  of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

          (10) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (11) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (12) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on  September  1,  2004,  File  No.  333-116351,   and  incorporated  herein  by
reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2004,
File No. 2-82734, and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century Target  Maturities  Trust on January 31, 2000,  File No.  33-19589,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated May 1, 2004  (filed  electronically  as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

          (7) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (8)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (9)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (10)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (11)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (12)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) dated January 2, 2004 (filed  electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

          (13)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder  Services Plan (R Class) dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios,  Inc. on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification

     Under the laws of the State of  Maryland,  the  Directors  are entitled and empowered  to  purchase  insurance  for and to provide by  resolution  or in the
Bylaws for  indemnification  out of Corporation assets for liability and for all expenses  reasonably  incurred  or paid or  expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the  Corporation.  The  provisions,  including any  exceptions  and  limitations concerning  indemnification,  may be set forth in  detail in the  Bylaws or in a resolution adopted by the Board of Directors.

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  the Ninth  Article of  Registrant's  Articles  of  Incorporation  dated
February 26, 2004,  filed herein as Exhibit (a), and Section 50 of  Registrant's
Amended and Restated Bylaws dated August 26, 2004, filed herein as Exhibit (b).

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of Investment Advisor

     None.

Item 26. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*          with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director            none

James E. Stowers III       Co-Chairman and Director         none

William M. Lyons           President, Chief Executive       President and
                           Officer and Director             Director

Robert T. Jackson          Executive Vice President,        Executive Vice
                           Chief Financial Officer          President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President            none

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

David Larrabee             Senior Vice President            none

Barry Mayhew               Senior Vice President            none

David C. Tucker            Senior Vice President            Senior Vice
                           and General Counsel              President and
                                                            General Counsel

Clifford Brandt            Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 27. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century Quantitative Equity Funds, Inc., American Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 28. Management Services - Not  Applicable

Item 29. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri, on the 17th day of February, 2005.

                        AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                        (Registrant)

                        By: /*/ William M. Lyons
                            -----------------------------------------
                            William M. Lyons
                            President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                       Date

*William M. Lyons         President, Director and
------------------------  Principal Executive Officer   February 17, 2005
William M. Lyons

*Maryanne Roepke          Senior Vice President,        February 17, 2005
------------------------  Treasurer and
Maryanne Roepke           Chief Accounting Officer

*Albert A. Eisenstat      Director                      February 17, 2005
------------------------
Albert A. Eisenstat

*Ronald J. Gilson         Director                      February 17, 2005
------------------------
Ronald J. Gilson

*Kathryn A. Hall          Director                      February 17, 2005
------------------------
Kathryn A. Hall

*Myron S. Scholes         Director                      February 17, 2005
------------------------
Myron S. Scholes

*Kenneth E. Scott         Director                      February 17, 2005
------------------------
Kenneth E. Scott

*John B. Shoven           Director                      February 17, 2005
------------------------
John B. Shoven

*Jeanne D. Wohlers        Director                      February 17, 2005
------------------------
Jeanne D. Wohlers

*By  /s/ Brian L. Brogan
     ------------------------------------------
     Brian L. Brogan
     Attorney-in-Fact
     (pursuant to a Power of Attorney
     dated November 16, 2004)